As filed with the Securities and Exchange on July 16, 1999.

                                           Securities Act File No. 333-
                                           Investment Company Act File No. 811-

 =============================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------
                                   FORM N-2

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                          PRE-EFFECTIVE AMENDMENT NO.
                         POST-EFFECTIVE AMENDMENT NO.
                                    AND/OR
    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                 AMENDMENT NO.
                       (Check appropriate box or boxes)

                               -----------------

           The Market Participation Principal Protection Fund, Inc.
            (Exact name of registrant as specified in its charter)

                            800 Scudders Mill Road
                         Plainsboro, New Jersey 08536
                   (Address of Principal Executive Offices)

      Registrant's Telephone Number, Including Area Code: (609) 282-2800

                                Terry K. Glenn
           The Market Participation Principal Protection Fund, Inc.
                800 Scudders Mill Road, Plainsboro, New Jersey
       Mailing Address: P.O. Box 9011, Princeton, New Jersey 08543-9011
                    (Name and Address of Agent for Service)

                               -----------------
                                  Copies to:

     Frank P. Bruno, Esq.                  Michael J. Hennewinkel, Esq.
     Brown & Wood LLP                      Merrill Lynch Asset Management, L.P.
     One World Trade Center                P.O. Box 9011
     New York, New York 10048-0557         Princeton, New Jersey 08543-9011

                               -----------------
         Approximate date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

         If any of the securities being registered on this Form are to be offered on a delayed or continuous basis pursuant to Rule 415 under the Securities Act of 1933, as amended (the "Securities Act"), other than securities offered only in connection with dividend or interest reinvestment plans, check the following box.

         If this Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act, please check the following box and list the Securities Act registration statement number of the earlier effective registration statement for the same offering.
_________________

         If delivery of the prospectus is expected to be made pursuant to Rule 434 under the Securities Act, please check the following box.
-----------------
         CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

------------------------------------------------- ----------------------- ------------------- ------------------ --------------
      Title of Securities Being Registered             Amount Being        Proposed Maximum   Proposed Maximum     Amount of
                                                      Registered(1)         Offering Price        Aggregate      Registration

                                                                             Per Unit(1)      Offering Price(1)     Fee(2)
------------------------------------------------- ----------------------- ------------------- ------------------ ==============
Common Stock ($.10 par value)                         100,000 shares            $10.00           $1,000,000          $278
------------------------------------------------- ----------------------- ------------------- ------------------ ==============
(1) Estimated solely for the purpose of calculating the registration fee.
(2) Transmitted to the designated lockbox at Mellon Bank in Pittsburgh, PA.

-------------------------------------------------------------------------------------------------------------------------------

                               -----------------
         The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with
Section 8(a) of the Securities Act or until the Registration Statement shall become effective on such date as the SEC, acting pursuant to said Section 8(a), may determine.

          The information contained in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any State where the offer or sale is not permitted. The information contained in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any State where the offer or sale is not permitted.

                            SUBJECT TO COMPLETION
                  PRELIMINARY PROSPECTUS DATED JULY 16, 1999

PROSPECTUS

                                         Shares

        The Market Participation Principal Protection FundSM, Inc.

                                 Common Stock
                               -----------------

         The Market Participation Principal Protection Fund, Inc. (the "Fund") is a newly organized, non-diversified, fixed-term, closed-end fund. The investment objective of the Fund is to return to shareholders on or about [October 30,] 2009 (the "Maturity Date") (i) $10.00 per share (the Fund's initial net asset value per share) plus (ii) an amount equal to $10.00 multiplied by the percentage increase in the price appreciation of the S&P 500 Index, if any, from the value of the Index on [September 28,] 1999 to the average value of the Index at the close of the market on three business days shortly prior to [September 30,] 2009, as reduced by the application of an annual index adjustment factor (expected to be between 1.50% and 2.00% per year), and any deferred investment advisory fee. The Fund will seek to achieve its investment objective by investing in a portfolio of the common stocks of all or substantially all of the companies represented in the S&P 500 and purchasing one or more privately-negotiated put option contracts intended to protect the Fund's initial net asset value at the Maturity Date. There can be no assurance that the investment objective of the Fund will be achieved.

          Because the Fund is newly organized, its shares have no history of public trading. Shares of closed-end investment companies frequently trade at a discount from their net asset value. Initial investors expecting to sell their shares in a relatively short period after completion of the public offering typically face greater risk of loss. The shares of the Fund are being sold to the public without a sales load or underwriting commission. The Fund plans to apply to list its shares on the _________ Stock Exchange under the symbol " ".

                               -----------------

         This prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

                               -----------------

          Investing in the common stock involves risks which are described in the "Risk Factors and Special Considerations" section beginning on page 5 of this prospectus.

                                                    Per Share            Total

Public Offering Price...........................    $10.00               $
Sales Load......................................    None                 None
Proceeds to Fund................................    $10.00               $

         The Fund's investment adviser or an affiliate will pay the underwriter a commission in the amount of % of the public offering price per share in connection with the sale of the common stock and will bear all other offering and organization expenses of the Fund.

         Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

         We expect that the shares of common stock will be ready for delivery in New York, New York on or about September __, 1999.

                               -----------------

                              Merrill Lynch & Co.

                               -----------------

              The date of this prospectus is September __, 1999.

                               TABLE OF CONTENTS

                                                                        Page

PROSPECTUS SUMMARY........................................................3
RISK FACTORS AND SPECIAL CONSIDERATIONS...................................5
FEE TABLE.................................................................9
THE FUND..................................................................10
USE OF PROCEEDS...........................................................10
INVESTMENT OBJECTIVE AND POLICIES.........................................10
OTHER INVESTMENT POLICIES.................................................12
INVESTMENT RESTRICTIONS...................................................15
DIRECTORS AND OFFICERS....................................................17
INVESTMENT ADVISORY AND MANAGEMENT ARRANGEMENTS...........................18
PORTFOLIO TRANSACTIONS....................................................20
DIVIDENDS AND DISTRIBUTIONS...............................................20
TAXES.....................................................................20
NET ASSET VALUE...........................................................22
REPURCHASE OF SHARES......................................................23
DESCRIPTION OF CAPITAL STOCK..............................................23
CUSTODIAN.................................................................26
UNDERWRITING..............................................................26
TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND REGISTRAR...................27
LEGAL OPINIONS............................................................27
EXPERTS...................................................................27
ADDITIONAL INFORMATION....................................................27

                                  ----------

"The Market Participation Principal Protection Fund" is a service mark of Merrill Lynch & Co., Inc. "Standard & Poor's(R)", "Standard & Poor's 500", "S&P 500(R)", "S&P" and "500" are trademarks of The McGraw-Hill
Companies, Inc. and have been licensed for use by Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") and the Fund as an authorized sublicensee. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation. Standard & Poor's Corporation makes no representation regarding the advisability of investing in the Fund.

                                  ----------



         Information about the Fund can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission (the "SEC") in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the public reference room. This information is also available on the SEC's Internet site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by writing the SEC's Public Reference Section, Washington, D.C., 20549-6009.

                                  ----------



         You should rely only on the information contained in this prospectus. We have not, and the underwriter has not, authorized any other person to provide you with different information. If anyone provides you with different or inconsistent information, you should not rely on it. We are not, and the underwriter is not, making an offer to sell these securities in any jurisdiction where the offer or sale is not permitted. You should assume that the information appearing in this prospectus is accurate as of the date on the front cover of this prospectus only. Our business, financial condition, results of operations and prospects may have changed since that date.

                              PROSPECTUS SUMMARY

         This summary is qualified in its entirety by reference to the detailed information included in this prospectus.

The Fund The Market Participation Principal Protection Fund, Inc. (the "Fund") is a newly organized, non-diversified, fixed-term, closed-end fund. The Fund's maturity date is [October 30,] 2009 (the "Maturity Date"). The Fund will distribute substantially all of its net assets on or about the Maturity Date and then terminate.

The Offering               The Fund is offering     shares of common stock at an
                           initial offering price of $10.00 per share. The common stock is being offered by Merrill Lynch, Pierce, Fenner & Smith Incorporated, as underwriter.

Investment Objective
and Policies               The investment objective of the Fund is to return
                           to shareholders on or about the Maturity Date (i)
                           $10.00 per share (the Fund's initial net asset value per share) plus (ii) an amount equal to $10.00 multiplied by the percentage increase in the price appreciation of the Standard & Poor's 500
                           Composite Stock Price Index (the "S&P 500" or the
                           "Index"), if any, from the value of the Index on [September 28,] 1999 (the "Starting Value") to the average value of the Index at the close of the market on three business days shortly prior to [September 30,] 2009, as reduced by the application of an annual index adjustment factor, expected to be between 1.50% and 2.00% per year (the "Index
                           Adjustment Factor"), and any deferred investment advisory fee, as discussed below. The Fund will seek to achieve its investment objective by investing in a portfolio of the common stocks of all or substantially all of the companies represented in the S&P 500 and purchasing one or more privately-negotiated put option contracts intended to protect the Fund's initial net asset value at the Maturity Date (the "Put Contracts").
                           See "Risk Factors and Special Considerations",
                           "Investment Advisory and Management Arrangements" and "Taxes-Required Distributions". There can be no assurance that the investment objective of the Fund will be achieved.

                           With the proceeds of this offering, the Fund intends to purchase one or more Put Contracts relating to the S&P 500. With the remaining proceeds, the Fund will invest in a portfolio of stocks that will match as closely as practicable the composition and proportions of the S&P 500 Index. Because a portion of the Fund's initial assets will be used to purchase the Put Contracts, less than 100% of the Fund's initial net assets will be invested in the S&P 500. Because less than 100% of the Fund's assets is invested in the S&P 500, the Fund's return on the Maturity Date is expected to lag the performance of the S&P 500 if the value of the S&P 500 on the Maturity Date is greater than its Starting Value. However, as the Fund will use a portion of its assets to purchase one or more Put Contracts, the Fund's return on the Maturity Date is expected to exceed the performance of the S&P 500 if the value of the S&P 500 on the Maturity Date is less than its Starting Value. See "Investment Objective and Policies - the Adjustment Amount", "Investment Objective and Policies - Price Appreciation of the S&P 500" and "Risk Factors and Special Considerations - Investment Objective and Policies - Counterparty Credit Risk".

                           The Fund also may use other investment techniques. For additional information about the Put Contracts and the Fund's investment techniques, see "Investment Objectives and Policies" and "Other Investment Policies."

Listing There is currently no public market for the Fund's common stock. However, the Fund plans to apply to list the Fund's shares of common stock on the ________ Stock Exchange.

Leverage The Fund is authorized to borrow money in amounts up to 33 1/3% of the value of its total assets, but under current market conditions does not intend to do so. The Fund may borrow to finance repurchases of its common stock, to pay required distributions, if any, to investors or for other purposes.

Investment Adviser
and the Advisory Fee       Merrill Lynch Asset Management, L.P., the Fund's
                           investment adviser, provides investment advisory and management services to the Fund. The Fund will pay the investment adviser on a quarterly basis a bundled investment advisory fee (the "Advisory
                           Fee") in arrears at an annual rate equal to 1.00% of Fund's average weekly net assets. In lieu of liquidating portfolio investments to pay the Advisory Fee, the investment adviser will be paid its accrued Advisory Fee from income from stock dividends on the Fund's portfolio or other available cash (together, "Available Assets") remaining after payment of any extraordinary or other expenses of the Fund not covered by the bundled Advisory Fee. To the extent that Available
                           Assets are not sufficient to pay all of the Advisory Fee at the conclusion of a quarterly period, the investment adviser will defer collecting the portion of the Advisory Fee not covered by such Available Assets (the "Deferred
                           Advisory Fee") until the conclusion of the next quarterly period. To the extent that there are additional Available Assets after paying the then current Advisory Fee, such additional amount will be applied to the payment of the Deferred Advisory
                           Fee, and any unpaid Deferred Advisory Fee balance will be carried forward. To the extent that Available Assets are not sufficient to pay the then current Advisory Fee, such unpaid Advisory Fee will be added to the Deferred Advisory Fee balance, if any. On the Maturity Date, any Deferred Advisory
                           Fee will only be paid to the extent that the Fund will be able to return at least $10.00 per share to investors. If payment of any portion of the Deferred Advisory Fee would otherwise result in a return to investors on the Maturity Date of less than $10.00 per share, that portion of the Deferred
                           Advisory Fee will be waived. The Fund will not pay the investment adviser any interest on the Deferred
                           Advisory Fee.

Dividends and
Distributions              The Fund will seek to minimize Federal income tax
                           recognition of taxable income and capital gains by shareholders prior to the Maturity Date. However, to the extent the Fund has any net investment income or any net realized capital gains prior to the Maturity Date, it intends to distribute to shareholders at least annually substantially all of such amounts.

Repurchase
of Shares                  The Board of Directors of the Fund may consider
                           open market share repurchases from time to time if the Fund's shares trade at a discount to the Fund's net asset value. There can be no assurance that the Fund will in fact effect repurchases of any of its shares. There are certain risks associated with repurchases.

                    RISK FACTORS AND SPECIAL CONSIDERATIONS

         Investing in the Fund involves certain risks. The Fund is subject to financial, market and credit risks. As with any security, a risk of loss is inherent in investment in shares of common stock of the Fund.

Investment Objective and Policies

         The investment objective of the Fund is to return to shareholders on or about the Maturity Date (i) $10.00 per share (the Fund's initial net asset value per share) plus (ii) an amount equal to $10.00 multiplied by the percentage increase in the price appreciation of the S&P 500, if any, from the Starting Value to the average value of the Index at the close of the market on three business days shortly prior to September 30, 2009, as reduced by the annual application of the Index Adjustment Factor and Deferred Advisory Fees, if any. There is no assurance that the Fund will be able to achieve this investment objective. The Put Contracts and the other investment techniques have certain risks. The following discussion describes potential risks associated with the Put Contracts and the different types of investment techniques used by the Fund as described under "Investment Objectives and Policies" and "Other Investment Policies."

         With the proceeds of this offering, the Fund intends to purchase one or more Put Contracts relating to the S&P 500. With the remaining proceeds, the Fund will invest in a portfolio that will match as closely as practicable the composition and proportions of the S&P 500 Index. Because a portion of the Fund's initial assets will be used to purchase the Put Contracts, less than 100% of the Fund's initial net assets will be invested in the S&P 500. Because less than 100% of the Fund's assets is invested in the S&P 500, the Fund's return on the Maturity Date is expected to lag the performance of the S&P 500 if the value of the S&P 500 on the Maturity Date is greater than its Starting Value. However, as the Fund will use a portion of its assets to purchase one or more Put Contracts, the Fund's return on the Maturity Date is expected to exceed the performance of the S&P 500 if the value of the S&P 500 on the Maturity Date is less than its Starting Value.

         The Put Contracts. Privately-negotiated securities or financial contracts such as the Put Contracts that are not traded on an organized exchange are known as an "over-the-counter" or "OTC" instruments. The Put Contracts that the Fund intends to purchase will differ from exchange traded financial contracts such as listed options in several respects. OTC instruments offer greater flexibility than exchange traded instruments such as listed options. However, OTC instruments such as the Put Contracts are transacted directly with dealers or other counterparties and not through a clearing corporation, and involve a risk of non-performance by such counterparties as a result of the insolvency of such counterparties or otherwise. In the event of non-performance by a counterparty to a Put Contract, the Fund may suffer significant losses and may be unable to return $10.00 per share to investors on or about the Maturity Date if the value of the S&P 500 on the Maturity Date is less than its Starting Value. The Fund will seek to limit such risks by entering into OTC Put Contracts with Eligible Counterparties (as defined below).

         Counterparty Credit Risk. The Fund may enter into OTC put and call options contracts, including the Put Contracts, only with counterparties that have been approved specifically by the Fund's investment adviser (pursuant to procedures adopted by the Board of Directors of the Fund) and that are rated A or better by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") (or whose obligations are guaranteed by Eligible Counterparties so rated) as described below or are determined by the investment adviser to be of comparable credit quality ("Eligible Counterparties"). The Fund's ability to meet its investment objective under certain market conditions will depend significantly upon the ability of any Eligible Counterparty that serves as counterparty to the Fund's put contracts to meet its obligations under those contracts. S&P indicates that it assigns an A rating to obligations that are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. Moody's indicates that long-term debt rated A, generally known as high-grade bonds, has a strong capacity to pay interest and principal although it is somewhat more susceptible to the effects of changes in circumstances and economic conditions than debt in higher rated categories. Eligible Counterparties in the ordinary course of business may purchase securities or enter into arrangements with broker-dealers, banks or other market participants in order to hedge the market risks associated with such Eligible Counterparties' obligations under the Put Contracts. Although unlikely, such hedging arrangements theoretically could affect the price of certain stocks and the value of the S&P 500 or the Fund's investments in a manner that would be adverse to investors in the Fund.

         Liquidity. OTC contracts generally are considered illiquid. While some OTC contracts have contractual provisions that appear to provide a measure of liquidity, such liquidity will generally be provided only by the counterparty to the contract. Consequently, any liquidity will be subject to, amount other things, such counterparty's ability and willingness to provide liquidity at any given time.

         Concentration. The Put Contracts on the date that they are executed are expected to represent approximately [15% to 20%] of the Fund's initial net assets. As a result, the Fund may be deemed to be concentrated in obligations of issuers in the industry group consisting of financial institutions and their holding companies, including broker-dealers, commercial banks, thrift institutions, insurance companies and finance companies. As a result, the Fund is subject to certain credit quality risks associated with such institutions. General economic conditions are important to the operation of these institutions, with exposure to, among other things, market fluctuations, changes in interest rates, and credit losses resulting from possible financial difficulties of borrowers potentially having an adverse effect. The Fund will not enter into a Put Contract with any broker-dealer as a counterparty that represents in excess of 5% of the Fund's net assets as of the date that the Fund enters into such Put Contract.

         Risk Factors in Options and Futures Transactions. In addition to transactions in OTC options, including the Put Contracts, and exchange traded options, the Fund also may engage in transactions in futures and options on futures. Use of options and futures transactions involves the risk of imperfect correlation in movements in the price of options and futures and movements in the prices of the underlying securities. In addition, many options (particularly OTC options such as the Put Contracts) have limited liquidity and the Fund may not be able to sell or unwind its options positions prior to their maturity. There is a risk of loss by the Fund of margin deposits or collateral in the event of bankruptcy of a broker with whom the Fund has an open position in an option, a futures contract or an option related to a futures contract. Furthermore, the Fund's ability to enter into new OTC contracts or restructure existing OTC contracts may be limited by market conditions. For additional information on the considerations involved in the use of futures, see "Other Investment Policies."

         Price Appreciation of the S&P 500. The investment objective of the Fund is to return to shareholders on or about the Maturity Date (i) $10.00 per share (the Fund's initial net asset value per share) plus (ii) an amount equal to $10.00 multiplied by the percentage increase in the price appreciation of the S&P 500, if any, from the Starting Value to the average value of the Index at the close of the market on three business days shortly prior to September 30, 2009, as reduced by the annual application of the Index Adjustment Factor and Deferred Advisory Fees, if any. The price appreciation of the S&P 500 does not include any of the dividends paid on the stocks included in the S&P 500. Dividends received by the Fund from the stocks held in its portfolio will be used to pay the Fund's expenses. To the extent that these expenses match or exceed the dividends paid on the Fund's portfolio, the Fund's return will not reflect the payment of dividends on stocks. Thus, the Fund's return from its stock portfolio will be less than the return that you would receive if you owned directly the same portfolio.

         Early Return of Principal. It is expected that stocks in the Fund's portfolio may be the subject of corporate acquisitions or liquidation in which the Fund will receive cash for its shares. The Fund may be required to distribute such cash payments to investors. Such payments may result in a return of capital and the $10.00 per share that the Fund seeks to return on or about the Maturity Date will be reduced pro rata by such amounts. See "Taxes" and "Dividends and Distributions."

         Net Asset Value. The net asset value of the Fund will be affected by a number of other factors. Some of these factors are interrelated in complex ways; as a result, the effect of any one factor may be offset or magnified by the effect of another factor. The following paragraphs describe the expected impact on the net asset value of the Fund given a change in a specific factor, assuming all other conditions remain constant.

    o S&P 500 Index. The Fund expects that its net asset value will depend substantially on the amount by which the value of the S&P 500 differs from the Starting Value. If you choose to sell your Fund shares prior to maturity, when the current value of the S&P 500 is greater than its Starting Value, you may receive substantially less than the amount that would be payable at maturity based on such value. If you choose to sell your Fund shares when the value of the S&P 500 is below or not sufficiently above its Starting Value, you may receive less than the $10 initial offering price per share. There can be no assurance that S&P will not modify or change the methodology used to calculate the Index, and no assurance can be given that S&P will not modify or change such methodology in a manner that may affect the amounts, if any, payable to holders of shares upon maturity or otherwise.

    o Interest Rates. The net asset value of the Fund will be affected by changes in interest rates. In general, the Fund anticipates that rising interest rates may lower the net asset value of the Fund and, conversely, falling interest rates may increase the net asset value of the Fund.

    o Volatility. Volatility is a term used to describe the size and frequency of market fluctuations. The Fund anticipates that the level of volatility in the S&P 500 will have a direct effect on the net asset value of the Fund. Generally, if the volatility of the S&P 500 increases, the Fund expects that its net asset value will increase and, conversely, if the volatility of the S&P 500 decreases, the Fund expects its net asset value will decrease.

    o Time Remaining to Maturity. The net asset value of the Fund will be affected by the passage of time. In general, the passage of time will increase the value of the Put Contracts (and thereby increase the net asset value of the Fund) if the S&P 500 has decreased. Conversely, the passage of time generally will decrease the value of the Put Contracts (and thereby decrease the net asset value of the Fund) if the value of the S&P 500 has increased.

    o Dividend Yields. The Fund anticipates that the level of dividend yields on the stocks comprising the S&P 500 will have a direct effect on the net asset value of the Fund. Generally, if dividend yields on the stocks comprising the S&P 500 increase, the Fund expects that its net asset value will increase; conversely, if dividend yields on the stocks comprising the S&P 500 decrease, the Fund expects that its net asset value will decrease.

         It is important for you to understand that the impact of one of the factors specified above, such as an increase in interest rates, may offset some or all of any increase in the net asset value of the Fund attributable to another factor, such as an increase in the value of the S&P 500.

         In general, assuming all other relevant factors are held constant, we expect that the effect on the value of the Fund's portfolio of a given change in any one of the factors listed above will be less if it occurs later in the term of the Fund than if it occurs earlier in the term of the Fund. However, the Fund expects that the effect on the net asset value of the Fund of an increase or decrease in the value of the S&P 500 Index will be greater if it occurs later in the term of the Fund than if it occurs earlier in the term of the Fund.

Tax Effect of the Put Contracts

         The stock portfolio and the Put Contracts will constitute a "straddle" for Federal income tax purposes. Individual stocks in the portfolio and certain other options entered into by the Fund may likewise constitute straddles. As a result, the Fund may be required to postpone recognition for tax purposes of losses incurred on sales of stock in the portfolio and on certain closing transactions in connection with the Put Contracts and with any other options. This will have the effect of increasing the Fund's distribution requirement. Furthermore, any gains recognized as a result of sales of stock in the portfolio will be characterized as short-term capital gains to the Fund even if the stock was owned by the Fund for more than 12 months. The Fund may have to borrow in order to meet any such distribution requirement.

Liquidity and Market Price of Shares

         The Fund is newly organized and has no operating history or history of public trading. Shares of closed-end funds that trade in a secondary market frequently trade at a market price that is below their net asset value. This is commonly referred to as "trading at a discount." (This risk is independent of the risk that the net asset value of the Fund's shares will fluctuate and may decline.) The resulting risk of loss typically may be greater for initial investors who sell their shares within a relatively short period after completion of the public offering. Accordingly, the Fund is designed primarily for long-term investors and should not be considered a vehicle for trading purposes.

Leverage

         The Fund is authorized to borrow money in amounts up to 33 1/3% of the value of its total assets, although it does not intend to do so under current market conditions. The Fund may borrow money to pay required distributions, finance repurchases, or for other purposes. Borrowing creates the risk of increased volatility in the net asset value and market price of the Fund's common stock. Leverage also creates the risk that the investment return on the Fund's common stock will be reduced to the extent the cost of the borrowings exceeds income on retained investments.

Repurchase of Shares

         Subject to its borrowing restrictions, the Fund may borrow to finance repurchases and for other purposes including the payment of required distributions, if any. There are certain risks associated with repurchases of the Fund's shares. Interest on any borrowings will increase the Fund's expenses and reduce its income. In some circumstances, an open market purchase of Fund shares may cause a deemed dividend distribution under the Internal Revenue Code of 1986, as amended, to the selling shareholder and possibly to the remaining shareholders. There can be no assurance that share repurchases will cause Fund shares to trade at prices equal to their net asset value.

Non-diversification

         The Fund is a non-diversified fund, which means that it can invest its assets in fewer companies than if it were a diversified fund. If the Fund concentrates in a smaller number of investments, the Fund's risk is increased because each investment has a greater effect on the Fund's performance.

Antitakeover Provisions

         The Fund's Articles of Incorporation and By-Laws include provisions that could limit the ability of other entities or persons to acquire control of the Fund or to change the composition of its Board of Directors without shareholder approval. Such provisions could limit the ability of shareholders to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Fund.

                                   FEE TABLE

Shareholder Transaction Expenses
    Maximum Sales Load (as a percentage of offering price)............    None
    Dividend Reinvestment Plan Fees...................................    None

Annual Expenses (as a percentage of net assets attributable to common stock)
    Investment Advisory Fees (a)......................................    1.00%
    Interest payments on Borrowed Funds...............................    None
    Other Expenses (a)................................................

            Total Annual Expenses (a).................................        %
                                                                         =====


EXAMPLE

                                                                              1 Year   3 Years   5 Years   10 Years
                                                                              ------   -------   -------   --------
An investor would pay the following expenses on a $1,000
     Investment assuming total annual expenses of % and a 5% annual return throughout the periods:

                                                                               $--       $--       $--        $--

-----------
(a) The investment adviser will bear all of the Fund's structuring, organizational and offering expenses, as well as the expenses of ordinary operation of the Fund (other than fees and expenses paid to directors who are not affiliated with the investment adviser), including administration, custodial, transfer agency, legal and accounting fees. The Fund will pay brokerage and other transaction costs, the fees and expenses of directors (and their counsel) who are not affiliated with the investment adviser and extraordinary expenses that may arise as well as any extraordinary expenses required to liquidate portfolio investments at the Maturity Date. See "Investment Advisory and Management Arrangements" -- page 18.

         The Fee Table is intended to assist investors in understanding the costs and expenses that a shareholder in the Fund will bear directly or indirectly. The expenses set forth under "Other Expenses" are based on estimated amounts through the end of the Fund's first fiscal year. The Example set forth above assumes reinvestment of all dividends and distributions and utilizes a 5% annual rate of return as mandated by Securities and Exchange Commission regulations. The Example should not be considered a representation of future expenses or annual rates of return, and actual expenses or annual rates of return may be more or less than those assumed for purposes of the Example.

                                   THE FUND

         The Market Participation Principal Protection Fund, Inc.SM (the "Fund") is a newly organized, non-diversified, fixed-term, closed-end management investment company. The Fund was incorporated under the laws of the State of Maryland on July 15, 1999 and has registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's Articles of Incorporation provide that the Fund will terminate on October 30, 2009 (the "Maturity Date") without shareholder approval, at which time the Fund will distribute substantially all of its net assets to shareholders. The Fund's principal office is located at 800 Scudders Mill Road, Plainsboro, New Jersey 08536 and its telephone number is (609) 282-2800.

         The Fund has been organized as a closed-end investment company. Closed-end investment companies differ from open-end investment companies (commonly referred to as mutual funds) in that closed-end investment companies do not redeem their securities at the option of the shareholder, while open-end companies issue securities redeemable at net asset value at any time at the option of the shareholder and typically engage in a continuous offering of their shares. Accordingly, open-end companies are subject to continuous asset in-flows and out-flows that can complicate portfolio management. However, shares of closed-end investment companies frequently trade at a discount from net asset value. This risk may be greater for investors expecting to sell their shares in a relatively short period after completion of the public offering. The shares of the Fund are being sold to the public without a sales load or underwriting commission.

                                USE OF PROCEEDS

         Assuming that all shares of common stock currently being registered are sold in the initial offering, the proceeds of this offering to the Fund will be approximately $_________. The proceeds to the Fund will not be reduced by payment of organizational and offering costs which will be borne by the Fund's investment adviser or an affiliate.

         Such proceeds of the offering will be invested in accordance with the Fund's investment objective and policies on or about the Fund's Investment Start Date. See "Investment Objective and Policies."

                       INVESTMENT OBJECTIVE AND POLICIES

         The investment objective of the Fund is to return to shareholders on or about the Maturity Date (i) $10.00 per share (the Fund's initial net asset value per share) plus (ii) an amount equal to $10.00 multiplied by the percentage increase in the price appreciation of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500" or the "Index"), if any, from the value of the Index on September 28, 1999 (the "Starting Value") to the average value of the Index at the close of the market on three business days shortly prior to September 30, 2009, as reduced by the application of an annual index adjustment factor, expected to be between 1.50% and 2.00% per year (the "Index Adjustment Factor"), and Deferred Advisory Fees, if any. The Fund will seek to achieve its investment objective by investing in a portfolio of the common stocks of all or substantially all of the companies represented in the S&P 500 and purchasing one or more privately-negotiated put option contracts intended to protect the Fund's initial net asset value at the Maturity Date (the "Put Contracts"). There can be no assurance that the investment objective of the Fund will be achieved. The investment objective of the Fund is a fundamental policy and may not be changed without shareholder approval.

The Stock Portfolio and Put Contracts

         With the proceeds of this offering, the Fund intends to purchase one or more Put Contracts relating to the S&P 500. With the remaining proceeds, the Fund will invest in a portfolio that will match as closely as practicable the composition and proportions of the S&P 500 Index.

         A put option provides its purchaser with downside protection (i.e., by hedging against a decline in the value of a specified asset such as a particular stock or index) and generally gives its purchaser the right to sell (or receive the depreciated value of) that specified asset at a predetermined price within a specified time. The Fund will purchase one or more privately-negotiated Put Contracts intended to protect the Fund's initial net asset value at the Maturity Date. Because the Eligible Counterparty that serves as the counterparty to a Put Contract is responsible for paying the Fund the decrease in value, if any, in the S&P 500 at maturity, the performance of the individual stocks in the Fund's portfolio has somewhat limited bearing on the Fund's ability to protect invested capital. See "Risk Factors and Special Considerations - Investment Objective and Policies - Eligible Counterparty Credit Risk".

        With respect to its stock portfolio, the Fund will not attempt to buy or sell securities based on economic, financial or market analysis, but will instead employ a "passive" investment approach. This means that with Fund assets remaining after purchase of the Put Contracts, the Fund will attempt to remain invested at all times in a portfolio of stocks the performance of which is expected to match approximately that of the S&P 500. The Fund will seek to buy or sell securities only when the Fund believes it is necessary to do so in order to match the performance of the S&P 500. Accordingly, it is anticipated that the Fund's portfolio turnover and trading costs will be lower than those of actively managed funds.

        The Fund generally will invest in all 500 stocks in the S&P 500 in roughly the same proportions as their weightings in the S&P 500. For example, if 5% of the S&P 500 is made up of the stock of a particular company, the Fund will normally invest approximately 5% of its assets in that company. This strategy is known as "full replication." However, when the Fund believes it would be cost efficient, the Fund is authorized to deviate from full replication and to instead invest in a statistically selected sample of the 500 stocks in the S&P 500 which has aggregate investment characteristics, such as average market capitalization and industry weightings, similar to the S&P 500 as a whole. The Fund may also purchase stocks not included in the S&P 500 when it believes that it would be cost efficient way of approximating the S&P 500's performance to do so. If the Fund uses these techniques, the Fund may not track the S&P 500 as closely as it would if it were fully replicating the S&P 500.

          An investment in the shares of the Fund's common stock does not represent any ownership interest in the stocks of the companies included in the Index.

         As described under "Investment Advisory and Management Arrangements", the Fund's investment adviser, Merrill Lynch Asset Management, L.P (the "Investment Adviser"), may defer receipt of payment of a portion of its Advisory Fee until the Maturity Date if the Fund's Available Assets are not sufficient. Distributions to investors upon termination of the Fund at the Maturity Date will, on a per share basis, be reduced by the amount of Deferred Advisory Fees payable to the Investment Adviser (if any), as well as by all other outstanding and unpaid liabilities and obligations of the Fund, including any unpaid brokerage and transaction costs, expenses, including the expenses of liquidation, and principal and interest on any outstanding borrowings. The Investment Adviser will waive payment of any portion of the Deferred Advisory Fee that would reduce the amount payable per share of the Fund to less than $10.00.

The S&P 500 Index

         The S&P 500 is composed of 500 common stocks. The stocks represented in the Index are issued by large-capitalization companies in a wide range of businesses and which collectively represent a substantial portion of all common stocks publicly traded in the U.S. The S&P 500 is a market-weighted index (an index in which the weighting of each security is based on its market capitalization), which means that the index in which the weighting of each security is based on its market capitalization), which means that the largest stocks represented in the index have the most effect on the index's performance. Currently, the largest stocks in the S&P 500 have many times the effect of most other stocks in the index. The stocks in the S&P 500 are chosen by Standard & Poor's ("S&P"), a division of The McGraw-Hill Companies, Inc. S&P chooses stocks for inclusion in the S&P 500 based on market capitalization, trading activity and the overall mix of industries represented in the index, among other factors. The S&P 500 is generally considered broadly representative of the performance of publicly traded U.S. large capitalization stocks. S&P's selection of a stock for the S&P 500 does not mean that S&P believes the stock to be an attractive investment.

         If S&P discontinues publication of the Index and S&P or another entity publishes a successor or substitute index that the Investment Adviser determines, with the approval of the Board of Directors of the Fund, to be comparable to the S&P 500 (any such index being a "Successor Index"), then, upon such determination, the Successor Index will be substituted for the S&P. Upon any selection of a Successor Index, notice thereof will be given to shareholders of the Fund.

         The Index does not reflect the payment of dividends on the stocks underlying it.

License Agreement

         S&P and Merrill Lynch have entered into a non-exclusive license agreement providing for the license to Merrill Lynch, in exchange for a fee, of the right to use indices owned and published by S&P in connection with certain securities, including the shares of the Fund's common stock, and the Fund is an authorized sublicensee thereof.

         Standard & Poor's does not guarantee the accuracy and/or the completeness of the Index or any data included therein. S&P makes no warranty, express or implied, as to results to be obtained by the Fund, holders of the shares, or any other person or entity from the use of the Index or any data included therein in connection with the rights licensed under the license agreement described herein or for any other use. S&P makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect or consequential damage (including lost profits), even if notified of the possibility of such damages.

         The license agreement between S&P and Merrill Lynch provides that the following language must be stated in this prospectus.

         "The shares are not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the holders of the shares or any member of the public regarding the advisability of investing in securities generally or in the shares particularly or the ability of the Index to track general stock market performance. S&P's only relationship to Merrill Lynch and the Fund (other than transactions entered into in the ordinary course of business) is the licensing of certain servicemarks and trade names of S&P and of the Index which is determined, composed and calculated by S&P without regard to ML&Co. or the shares. S&P has no obligation to take the needs of the Fund or the holders of the shares into consideration in determining, composing or calculating the Index. S&P is not responsible for and has not participated in the determination of the timing of the sale of the shares, prices at which the shares are to initially be sold, or quantities of the shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the shares."

         All disclosures contained in this prospectus regarding the Index, including its make-up, method of calculation and changes in its components, are derived from publicly available information prepared by S&P. The Fund does not assume any responsibility for the accuracy or completeness of such information.

                           OTHER INVESTMENT POLICIES

         The Fund is classified as non-diversified within the meaning of the 1940 Act, which means that the Fund is not limited by such Act in the proportion of its assets that it may invest in securities of a single issuer. However, the Fund's investments will be limited so as to qualify the Fund as a "regulated investment company" for purposes of the Federal tax laws. See "Taxes." To qualify, among other requirements, the Fund will limit its investments so that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of the Fund's total assets will be invested in the securities (other than U.S. Government securities) of a single issuer and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities (other than U.S. Government securities) of a single issuer, and not more than 10% of the voting securities of a single issuer will be held. A fund that elects to be classified as "diversified" under the 1940 Act must satisfy the foregoing 5% requirement with respect to 75% of its total assets. To the extent that the Fund assumes large positions in the securities of a small number of issuers, the Fund's net asset value may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market's assessment of the issuers.

         The Fund has adopted certain other policies as set forth below.

         Money Market Instruments. The Fund may invest in short term U.S. Government securities, U.S. Government agency securities and other money market instruments. The other money market instruments in which the Fund may invest include certificates of deposit, bankers' acceptances, time deposits, commercial paper rated within the two highest grades by S&P or Moody's Investors Service, Inc., or, if not rated, of comparable quality as determined by the Investment Adviser, and have remaining maturities of 397 days or less, and shares of investment companies which invest exclusively in such money market instruments (subject to applicable limitations under the 1940 Act).

         Repurchase Agreements. The Fund may invest in repurchase agreements. A repurchase agreement involves the purchase of a security together with a simultaneous agreement to resell the security to the seller at a later date at approximately the purchase price less an amount that represents interest to the buyer. Repurchase agreements are considered relatively safe, liquid investments for short-term cash, but involve the risk that the seller will fail to repurchase the security and that the Fund will have to attempt to sell security in the market for its current value, which may be less than the amount the Fund paid for the security.

         Securities Lending. The Fund may lend portfolio securities having a value of up to 33 1/3% of total assets. The Fund may lend portfolio securities to financial institutions in return for collateral in the form of U.S. Government securities or cash. The Fund will either receive a fee from the borrower or pay the borrower interest in return for the right to seek to invest cash collateral at a higher rate. If a borrower fails to return the Fund's security, the Fund will have to attempt to liquidate the borrower's collateral, which may be worth less than the Fund's security.

         Standard & Poor's Depositary Receipts or "SPDRs". The Fund may invest in Standard & Poor's Depositary Receipts ("SPDRs"), which are securities issued by SPDR Trust, Series 1, a registered unit investment trust. The investment objective of the SPDR Trust is to provide investment results that generally correspond to the price and yield performance of the component stocks of the S&P 500. Because SPDRs are designed to track the performance of the S&P 500, the Fund may use SPDRs as a cash management tool or in connection with portfolio changes designed to match reconstitutions of the Index. Because SPDRs are securities issued by another investment company, the Fund's use of SPDRs will be limited by the Fund's investment restrictions and applicable law. See "Investment Restrictions".

         Options and Futures. The Fund may use futures and options. Futures are exchange-traded contracts involving the obligation of the seller to deliver, and the buyer to receive, certain assets (or a money payment based on the change in value of certain assets or an index) at a specified time. Futures involve leverage risk (the risk associated with certain types of investments or trading strategies that relatively small market movements may result in large changes in value of an investment). Options are exchange-traded or OTC contracts involving the right of a holder to deliver (a "put") or receive (a "call") certain assets (or a money payment based on the change of certain assets or an index) from another party at a specified price within a specified time period. Options also involve leverage risk, and OTC options also involve credit risk (the risk that the other party will be able to complete its obligations) and liquidity risk (the risk that the Fund will not be able to find a buyer at an acceptable price if it wants to sell).

         Call Options on Portfolio Securities. The Fund may purchase call options on any of the types of securities in which it may invest. A purchased call option gives the Fund the right to buy, and obligates the seller to sell, the underlying security at the exercise price at any time during the option period. The Fund also is authorized to write (i.e., sell) covered call options on the securities in which it may invest and to enter into closing purchase transactions with respect to certain of such options. A covered call option is an option where the Fund, in return for a premium, gives another party a right to buy specified securities owned by the Fund at a specified future date and price set at the time of the contract. the principal reason for writing call options is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. By writing covered call options, the Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, the Fund's ability to sell the underlying security will be limited while the option is in effect unless the Fund effects a closing purchase transaction. A closing purchase transaction cancels out the Fund's position as the writer of an option by means of an offsetting purchase of an identical option prior to the expiration of the option it has written. Covered call options also serve as a partial hedge against the price of the underlying security declining. The Fund may also purchase and sell call options on indices. Index options are similar to options on securities except that, rather than taking or making delivery of securities underlying the option at a specified price upon exercise, an index option gives the holder the right to receive cash upon exercise of the option if the level of the index upon which the option is based is greater than the exercise price of the option.

         Put Options on Portfolio Securities. In addition to the Put Contracts intended to protect on the Maturity Date at least 100% of the value of the Fund's initial assets, the Fund is authorized to purchase put options. By buying a put option, the Fund has a right to sell the underlying security at the exercise price, thus limiting the Fund's risk of loss through a decline in the market value of the security until the put option expires. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs. A closing sale transaction cancels out the Fund's position as the purchase of an option by means of an offsetting sale of an identical option prior to the expiration of the option it has purchased. The Fund also has authority to write (i.e., sell) put options on the types of securities which may be held by the Fund, provided that such put options are covered, meaning that such options are secured by segregated, liquid instruments. The Fund will receive a premium for writing a put option, which increases the Fund's return. The Fund will not sell puts if, as a result, more than 50% of the Fund's assets would be required to cover its potential obligations under its hedging and other investment transactions.

         Furthermore, the Fund may also purchase and sell additional put options on indices. Index options are similar to options on securities except that, rather than taking or making delivery of securities underlying the option at a specified price upon exercise, an index option gives the holder the right to receive cash upon exercise of the option if the level of the index upon which the option is based is less than the exercise price of the option.

         OTC Options. OTC options and assets used to cover OTC options written by the Fund are considered by the staff of the SEC to be illiquid. The illiquidity of such options or assets may prevent a successful sale of such options or assets, result in a delay of sale, or reduce the amount of proceeds that might otherwise be realized.

         Financial Futures and Options Thereon. The Fund is authorized to engage in transactions in financial futures contracts ("futures contracts") and related options on such futures contracts either as a hedge against adverse changes in the market value of its portfolio securities and interest rates or to enhance the Fund's income. A futures contract is an agreement between two parties which obligates the purchaser of the futures contract to buy and the seller of a futures contract to sell a security for a set price on a future date or, in the case of an index futures contract to make and accept a cash settlement based upon the difference in value of the index between the time the contract was entered into and the time of its settlement. A majority of transactions in futures contracts, however, do not result in the actual delivery of the underlying instrument or cash settlement, but are settled through liquidation, i.e., by entering into an offsetting transaction. Futures contracts have been designed by boards of trade which have been designated "contract markets" by the Commodities Futures Trading commission ("CFTC"). Transactions by the Fund in futures contracts and financial futures are subject to limitations as described below under "Restrictions on the Use of Futures Transactions."

         The Fund also has authority to purchase and write call and put options on futures contracts. Generally, these strategies are utilized under the same market and market sector conditions (i.e., conditions relating to specific types of investments) in which the Fund enters into futures transactions. The Fund may purchase put options or write call options on futures contracts rather than selling the underlying futures contract in anticipation of a decrease in the market value of securities or an increase in interest rates. Similarly, the Fund may purchase call options, or write call options on futures contracts, as a substitute for the purchase of such futures to hedge against the increased cost resulting from an increase in the market value or a decline in interest rates of securities which the Fund intends to purchase.

         Restrictions on the Use of Futures Transactions. Under regulations of the CFTC, the futures trading activity described herein will not result in the Fund being deemed a "commodity pool," as defined under such regulations, provided that the Fund adheres to certain restrictions. In particular, the Fund may purchase and sell futures contracts and options thereon (i) for bona fide hedging purposes, and (ii) for non-hedging purposes, if the aggregate initial margin and premiums required to establish positions in such contracts and options does not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any such contracts and options. Margin deposits may consist of cash or securities acceptable to the broker and the relevant contract market.

         When the Fund purchases a futures contract or writes a put option or purchases a call option thereon, an amount of cash or liquid instruments will be deposited in a segregated account with the Fund's custodian so that the amount so segregated, plus the amount of variation margin held in the account of its broker, equals the market value of the futures contract, thereby ensuring that the use of such futures is unleveraged.

         Leverage. The Fund may borrow to finance repurchases of its common stock and for other purposes, including payment of required distributions to holders of shares. If the Fund borrows to finance repurchases of its common stock, it will not be necessary for the Fund to dispose of Fund securities to finance such repurchases. The Fund may also borrow money as a temporary measure for extraordinary or emergency purposes. The Fund may borrow in an amount up to approximately 33 1/3% of its total assets (including the amount borrowed).

         The Fund at times may borrow from affiliates of the Investment Adviser, provided that the terms of such borrowings are no less favorable than those available from comparable sources of funds in the marketplace.

         Capital raised through leverage will be subject to interest costs which may or may not exceed the income and appreciation on the assets purchased. The Fund also may be required to maintain minimum average balances in connection with borrowings or to pay a commitment or other fee to maintain a line of credit. Either of these requirements will increase the cost of borrowing over the stated interest rate. Borrowing creates an opportunity for greater return per share of common stock, but at the same time such borrowing is a speculative technique in that it will increase the Fund's exposure to capital risk. Such risks may be reduced through the use of borrowings that have floating rates of interest. Unless the income and appreciation, if any, on assets acquired with borrowed funds exceeds the cost of borrowing, the use of leverage will diminish the investment performance of the Fund compared with what it would have been without leverage.

         Certain types of borrowings may result in the Fund being subject to covenants in credit agreements relating to asset coverage and portfolio composition requirements. It is not anticipated that these covenants will impede the Investment Adviser from managing the Fund's portfolio in accordance with the Fund's investment objectives and policies.

         Under the 1940 Act, the Fund is not permitted to borrow unless immediately after such incurrence the Fund has an asset coverage of 300% of the aggregate outstanding principal balance of indebtedness (i.e., such indebtedness may not exceed 33 1/3% of the Fund's total assets). Additionally, under the 1940 Act the Fund may not declare any dividend or other distribution upon any class of capital stock, or purchase any such capital stock, unless the aggregate indebtedness of the Fund has, at the time of the declaration of any such dividend or distribution or at the time of any such purchase, an asset coverage of at least 300% after deducting the amount of such dividend, distribution, or purchase price, as the case may be.

         The Fund's willingness to borrow money to finance repurchases of its common stock, and the amount it will borrow, will depend on many factors, the most important of which are investment outlook, market conditions and interest rates. Successful use of a leveraging strategy depends on the Investment Adviser's ability to predict correctly interest rates and market movements, and there is no assurance that a leveraging strategy will be successful during any period in which it is employed.

                            INVESTMENT RESTRICTIONS

         The following are fundamental investment restrictions of the Fund and may not be changed without the approval of the holders of a majority of the Fund's outstanding shares of common stock (which for this purpose and under the 1940 Act means the lesser of (i) 67% of the shares of common stock represented at a meeting at which more than 50% of the outstanding shares of common stock are represented or (ii) more than 50% of the outstanding shares). The Fund may not:

                  1. Make investments for the purpose of exercising control or management.

                  2. Purchase or sell real estate, commodities or commodity contracts, provided that the Fund may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein, and the Fund may purchase and sell financial futures contracts and options thereon.

                  3. Issue senior securities or borrow money, except as permitted by Section 18 of the 1940 Act.

                  4. Underwrite securities of other issuers except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities.

                  5. Make loans to other persons, except that the Fund may (i) enter into repurchase agreements in accordance with its investment objectives, policies and limitations, and (ii) may lend its portfolio securities in an amount not in excess of 33 1/3% of its total assets, taken at market value, provided that such loans shall be made in accordance with the guidelines set forth in this prospectus.

                  6. Invest more than 25% of its total assets in the securities of issuers in any one industry, provided that this limitation shall not apply with respect to obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities; and provided further that to the extent that the Fund invests in the Put Contracts the Fund may invest more than 25% of its assets in securities of issuers in the industry group consisting of financial institutions and their holding companies, including broker-dealers, commercial banks, thrift institutions, insurance companies and finance companies.

         Additional investment restrictions adopted by the Fund, which may be changed by the Board of Directors, provide that the Fund may not:

                  a. Purchase securities of other investment companies, except to the extent that such purchases are permitted by applicable law. Applicable law currently prohibits the Fund from purchasing the securities of other investment companies except if immediately thereafter not more than (i) 3% of the total outstanding voting stock of such company is owned by the Fund, (ii) 5% of the Fund's total assets, taken at market value, would be invested in any one such company, (iii) 10% of the Fund's total assets, taken at market value, would be invested in such securities, and (iv) the Fund, together with other investment companies having the same Investment Adviser and companies controlled by such companies, owns not more than 10% of the total outstanding stock of any one closed-end investment company.

                  b. Mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Fund except as may be necessary in connection with borrowings mentioned in investment restriction (3) above or except as may be necessary in connection with the Put Contracts.

                  c. Purchase any securities on margin, except that the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

                  d. Make short sales of securities except for short sales "against the box" or invest in put, call or other options except as described under "Investment Objectives and Policies" and "Other Investment Policies."

         If a percentage restriction on investment policies or the investment or use of assets set forth above is adhered to at the time a transaction is effected, later changes in percentage resulting from changing values will not be considered a violation.

         Because of the affiliation of Merrill Lynch with the Investment Adviser, the Fund is prohibited from engaging in certain transactions involving Merrill Lynch except pursuant to an exemptive order or otherwise in compliance with the provisions of the 1940 Act and the rules and regulations thereunder. Included among such restricted transactions will be purchases from or sales to Merrill Lynch of securities in transactions in which it acts as principal. See "Portfolio Transactions" and "Risk Factors - Investment Objective and Policies - The Put Contracts".

                            DIRECTORS AND OFFICERS

         Information about the Directors, executive officers and portfolio manager of the Fund, including their ages and their principal occupations for at least the last five years, is set forth below. Unless otherwise noted, the address of each Director, executive officer and portfolio manager is P.O. Box 9011, Princeton, New Jersey 08536-9011.

         TERRY K. GLENN (58) - President and Director (1)(2) - Executive Vice President of the Investment Adviser and Fund Asset Management, L.P. ("FAM") (which terms as used herein include their corporate predecessors) since 1983; Executive Vice President and Director of Princeton Services, Inc. ("Princeton Services") since 1993; President of Princeton Funds Distributor, Inc. ("PFD") since 1986 and Director thereof since 1991; President of Princeton Administrators, L.P. since 1988.

         [To be completed by amendment]

          ERIC S. MITOFSKY (43) - Senior Vice President (1)(2) - First Vice President of the Investment Adviser since 1997; Vice President of the Investment Adviser from 1992 to 1997.

         DONALD C. BURKE (38) - Vice President and Treasurer (1)(2) - Senior Vice President and Treasurer of the Investment Adviser and FAM since 1999; Senior Vice President and Treasurer of Princeton Services since 1999; Vice President of PFD since 1999; First Vice President of the Investment Adviser from 1997 to 1999; Vice President of the Investment Adviser from 1990 to 1997; Director of Taxation of the Investment Adviser since 1990.

         IRA P. SHAPIRO (35) - Secretary (1)(2) - First Vice President of the Investment Adviser since 1998; Director (Legal Advisory) of the Investment Adviser from 1997 to 1998; Vice President of the Investment Adviser from 1996 to 1997; Attorney with the Investment Adviser and FAM from 1993 to 1997.

----------

(1)      Interested person, as defined in the 1940 Act, of the Fund.
(2) Such Director or officer is a director, trustee, officer or member of the advisory board of certain other investment companies for which the Investment Adviser or Fund Asset Management, L.P. acts as Investment Adviser or manager.

Compensation of Directors

         Pursuant to its investment advisory agreement with the Fund (the "Investment Advisory Agreement"), the Investment Adviser pays all compensation of officers and employees of the Fund as well as the fees of all Directors of the Fund who are affiliated persons of ML & Co. or its subsidiaries as well as such Director's actual out-of-pocket expenses relating to attendance at meetings. The Fund pays each Director not affiliated with the Investment Adviser (each a "non-affiliated Director") a fee of $ ____________________ per year plus $ ________________ per meeting attended and pays the non-affiliated Directors' actual out-of-pocket expenses relating to attendance at meetings. The Fund also pays members of the Board's Audit and Nominating Committee (the "Committee"), which consists of all of the non-affiliated Directors, an annual fee of $ . The Chairman of the Committee receives an additional annual fee of $ .

         The following table shows the estimated compensation to be paid by the Fund to the non-affiliated Directors projected through the end of the Fund's first full fiscal year and for the calendar year ended _________ __, 1999 the aggregate compensation paid to non-affiliated Directors from all registered investment companies advised by the Investment Adviser and its affiliate Fund Asset Management, L.P. ("FAM/MLAM -advised funds").


                                                                            Pension or            Aggregate from
                                                                            Retirement Benefits   Fund and FAM/MLAM
                                                       Compensation from    Accrued as Part of    Advised Funds
Name of Director                                       Fund                 Fund Expense          Paid to Directors

_________ _. _________(1)..........................              $                 None             $
_________ _. _________(1)..........................              $                 None             $
_________ _. _________(1)..........................              $                 None             $
_________ _. _________(1)...........................             $                 None             $
_________ _. _________(1)...........................             $                 None             $
-----------

(1) The Directors serve on the Boards of other FAM/MLAM - advised funds as follows:( ); _________ _. _________ (__ registered investment companies consisting of __ portfolios); and _________ _. _________ (__ registered investment companies consisting of __ portfolios).

                INVESTMENT ADVISORY AND MANAGEMENT ARRANGEMENTS

         The Investment Adviser, which is owned and controlled by ML & Co., a financial services holding company and the parent of Merrill Lynch, provides the Fund with investment advisory and management services. The Asset Management Group of ML &Co. (which includes the Investment Adviser) acts as the Investment Adviser to more than 100 registered investment companies. The Investment Adviser also offers investment advisory services to individuals and institutions. As of June __, 1999, the Asset Management Group had a total of approximately $____ billion in investment company and other portfolio assets under management. This amount includes assets managed for certain affiliates of the Investment Adviser. The Investment Adviser is a limited partnership, the partners of which are ML & Co. and Princeton Services. The principal business address of the Investment Adviser is 800 Scudders Mill Road, Plainsboro, New Jersey 08536.

         The Investment Advisory Agreement provides that, subject to the direction of the Board of Directors of the Fund, the Investment Adviser is responsible for the actual management of the Fund's portfolio. The responsibility for making decisions to buy, sell or hold a particular security rests with the Investment Adviser, subject to review by the Board of Directors.

         The Investment Adviser provides the portfolio management for the Fund. Such portfolio management will consider analyses from various sources, make the necessary investment decisions, and place orders for transactions accordingly. The Investment Adviser will also be responsible for the performance of certain administrative and management services for the Fund. Mr. Eric Mitofsky is the portfolio manager of the Fund and is primarily responsible for the Fund's day-to-day management.

         The Fund will pay the Investment Adviser a bundled Advisory Fee in arrears at annual rate of 1.00% of Fund's average weekly net assets ("average weekly net assets" means the average weekly value of the total assets of the Fund minus accrued liabilities of the Fund). For purposes of this calculation, the amount of average weekly net assets is determined at the end of the calendar year on the basis of the average net assets of the Fund for each week during the calendar year. The assets for each weekly period are determined by averaging the net assets at the last business day of a week with the net assets at the last business day of the prior week. See "Advisory Fees and Expenses."

         In lieu of liquidating portfolio investments to pay the Advisory Fee, the Investment Adviser will be paid its accrued Advisory Fee from income from the stock dividends on the Fund's portfolio and other available cash (together, "Available Assets") remaining after payment of any extraordinary or other expenses of the Fund not covered by the bundled Advisory Fee. To the extent that Available Assets are not sufficient to pay all of the Advisory Fee at the conclusion of a quarterly period, the Investment Adviser will defer collecting the portion of the Advisory Fee not covered by such Available Assets (the "Deferred Advisory Fee") until the conclusion of the next quarterly period. To the extent that there are additional Available Assets after paying the then current Advisory Fee, such additional amount will be applied to the payment of the Deferred Advisory Fee, and any unpaid Deferred Advisory Fee balance will be carried forward. To the extent that Available Assets are not sufficient to pay the then current Advisory Fee, such unpaid Advisory Fee will be added to the Deferred Advisory Fee balance, if any. On the Maturity Date, any Deferred Advisory Fee will only be payable to the extent that the Fund will be able to return at least $10.00 per share to investors. If payment of any portion of the Deferred Advisory Fee would otherwise result in a return to investors on the Maturity Date of less than $10.00 per share, that portion of the Deferred Advisory Fee will be waived. The Fund will not pay the Investment Adviser any interest on the Deferred Advisory Fee.

         The Investment Advisory Agreement obligates the Investment Adviser to provide investment advisory services and to pay all compensation of and furnish office space for officers and employees of the Fund connected with investment and economic research, trading and investment management of the Fund, as well as the compensation of all Directors of the Fund who are affiliated persons of the Investment Adviser or any of its affiliates. The Investment Adviser will bear all of the Fund's expenses of ordinary operation, including administration, custodial, transfer agency, legal, and accounting fees. The Fund will pay the fees and expenses of non-affiliated Directors and their counsel, brokerage and transactions costs, and the cost of any extraordinary expenses that may arise, including with such extraordinary expenses as may be required to liquidate portfolio investments.

         Unless earlier terminated as described below, the Investment Advisory Agreement will remain in effect for a period of two years from the date of execution and will remain in effect from year to year thereafter if approved annually (a) by the Board of Directors of the Fund or by a majority of the outstanding shares of the Fund and (b) by a majority of the Directors who are not parties to such contract or interested persons (as defined in the 1940
Act) of any such party. Such contract is not assignable and may be terminated without penalty on 60 days' written notice at the option of either party thereto or by the vote of the shareholders of the Fund.

         Securities held by the Fund may also be held by, or be appropriate investments for, other funds or investment advisory clients for which the Investment Adviser or its affiliates act as an adviser. Because of different objectives or other factors, a particular security may be bought for an advisory client when other clients are selling the same security. If purchases or sales of securities by the Investment Adviser for the Fund or other funds for which it acts as Investment Adviser or for advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. Transactions effected by the Investment Adviser (or its affiliates) on behalf of more than one of its clients during the same period may increase the demand for securities being purchased or the supply of securities being sold, causing an adverse effect on price.

         The Investment Adviser has also entered into a sub-advisory agreement with Merrill Lynch Asset Management U.K. Limited ("MLAM U.K.") pursuant to which the Investment Adviser pays MLAM U.K. a fee for providing investment advisory services to the Investment Adviser with respect to the Fund in an amount to be determined from time to time by the Investment Adviser and MLAM U.K., but in no event in excess of the amount the Investment Adviser actually receives pursuant to the Investment Advisory Agreement. The following entities may be considered "controlling persons" of MLAM U.K.: Merrill Lynch Europe PLC (MLAM U.K.'s parent), a subsidiary of Merrill Lynch International Holdings, Inc., a subsidiary of Merrill Lynch International, Inc., a subsidiary of ML & Co.

Code of Ethics

         The Board of Directors of the Fund has adopted a Code of Ethics under Rule17j-1 of the 1940 Act which incorporates the Code of Ethics of the Investment Adviser (together, the "Codes"). The Codes significantly restrict the personal investing activities of all employees of the Investment Adviser and, as described below, impose additional, more onerous, restrictions on Fund investment personnel.

         The Codes require that all employees of the Investment Adviser preclear any personal securities investment (with limited exceptions, such as government securities). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The substantive restrictions applicable to all employees of the Investment Adviser include a ban on acquiring any securities in a "hot" initial public offering and a prohibition from profiting on short-term trading insecurities. In addition, no employee may purchase or sell any security which at the time is being purchased or sold (as the case may be), or to the knowledge of the employee is being considered for purchase or sale, by any fund advised by the Investment Adviser. Furthermore, the Codes provide for trading "blackout periods" which prohibit trading by investment personnel of the Fund within periods of trading by the Fund in the same (or equivalent) security (15 or 30 days depending upon the transaction).

                            PORTFOLIO TRANSACTIONS

         Subject to policies established by the Board of Directors of the Fund, the Investment Adviser is primarily responsible for the execution of the Fund's portfolio transactions. In executing such transactions, the Investment Adviser seeks to obtain the best results for the Fund, taking into account such factors as price (including the applicable fee, commission or spread), size of order, difficulty of execution and operational facilities of the firm involved and the firm's risk in positioning a block of securities and the provision of supplemental investment research by the firm. While the Investment Adviser generally seeks reasonably competitive fees, commissions or spreads, the Fund does not necessarily pay the lowest fee, commission or spread available.

         The Fund has no obligation to deal with any bank, broker or dealer in execution of transactions in portfolio securities. Subject to providing the best price and execution, securities firms that provide supplemental investment research to the Investment Adviser, including Merrill Lynch, may receive orders for transactions by the Fund. Research information provided to the Investment Adviser by securities firms is supplemental. It does not replace or reduce the level of services performed by the Investment Adviser and the expenses of the Investment Adviser will not be reduced.

Portfolio Turnover

         The Fund may dispose of securities without regard to the length of time they have been held when such actions, for defensive or other reasons, appear advisable to the Investment Adviser. While it is not possible to predict turnover rates with any certainty, presently it is anticipated that the Fund's annual portfolio turnover rate, under normal circumstances, should be less than 10%. This portfolio turnover rate may be significantly higher if the Fund restructures its Put Contracts. (The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular fiscal year by the monthly average value of the portfolio securities owned by the Fund during the particular fiscal year. For purposes of determining this rate, all securities whose maturities at the time of acquisition are one year or less are excluded.) A high portfolio turnover rate bears certain tax consequences and results in greater transaction costs, which are borne directly by the Fund.

                          DIVIDENDS AND DISTRIBUTIONS

         The Fund intends to distribute all of its net investment income, if any. Dividends from such net investment income will be paid at least annually. All net realized capital gains, if any, will also be distributed to Fund shareholders at least annually.

         Under the 1940 Act, the Fund may not declare any dividend or other distribution upon any class of its capital stock, or purchase any such capital stock, unless the aggregate indebtedness of the Fund has, at the time of the declaration of any such dividend or distribution or at the time of any such purchase, an asset coverage of at least 300% after deducting the amount of such dividend, distribution, or purchase price, as the case may be. This could affect the Fund's ability to qualify for the special tax treatment afforded regulated investment companies. ("RICs") under the Internal Revenue Code of 1986, as amended (the "Code"). See "Taxes." From time to time, the Fund may declare a special distribution at or about the end of the calendar year in order to comply with Federal tax requirements that certain percentages of its ordinary income and capital gains be distributed during the year.

                                     TAXES

General

         The Fund intends to elect and to qualify for the special tax treatment afforded RICs under the Code. As long as it so qualifies, in any taxable year in which it distributes at least 90% of its net income (see below), the Fund will not be subject to Federal income tax to the extent that it distributes its net investment income and net realized capital gains. The Fund intends to distribute substantially all of its net investment income and net capital gains.

         Although the Fund does not expect to make significant current distributions to shareholders, any dividends paid by the Fund from its ordinary income or from an excess of net short-term capital gains over net long-term capital losses (together referred to hereafter as "ordinary income dividends") are taxable to shareholders as ordinary income. Distributions from the excess of net long-term capital gains over net short-term capital losses derived from the sale of securities and/or from certain other transactions, if any, are taxable as long-term capital gains, regardless of the length of time the shareholder has owned Fund shares. Distributions in excess of the Fund's earnings and profits first reduce the adjusted tax basis of a holder's common stock and, after such adjusted tax basis is reduced to zero, constitute capital gains to such holder (assuming such common stock is held as a capital asset).

         The Code requires a RIC to pay a nondeductible 4% excise tax to the extent the RIC does not distribute during each calendar year 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gains, determined, in general, on an October 31 year end, plus certain undistributed amounts from previous years. While the Fund intends to distribute any income and capital gains in the manner necessary to minimize imposition of the 4% excise tax, there can be no assurance that sufficient amounts of the Fund's taxable income and capital gains will be distributed to avoid entirely the imposition of the tax. In such event, the Fund will be liable for the tax only on the amount by which it does not meet the foregoing distribution requirements.

         The stock portfolio and the Put Contracts will constitute a "straddle" for Federal income tax purposes. Individual stocks in the portfolio and certain other options entered into by the Fund may likewise constitute straddles. As a result, the Fund may be required to postpone recognition for tax purposes of losses incurred on any sales of portfolio stocks and on certain closing transactions in connection with the Put Contracts and or other options. This will have the effect of increasing the Fund's distribution requirement, if any. The Fund may have to borrow in order to meet any such distribution requirement. Furthermore, any gains recognized as a result of sales of portfolio stocks will be characterized as short-term even if the Fund held such stock for the long-term capital gain holding period.

         Distributions by the Fund will not be eligible for the dividends received deduction allowed to corporations under the Code. If the Fund pays a dividend in January which was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend is treated for tax purposes as being paid and received on December 31 of the year in which the dividend was declared.

         To qualify as a RIC, the Fund is required to distribute 90% of its taxable income each year. If the IRS adjusts the Fund's taxable income on audit, the Fund may be able to pay a deficiency dividend in order to meet the 90% requirement for the year to which the adjustment relates and continue to qualify as a RIC. The Fund may have to borrow to pay such a deficiency dividend.

         Under certain Code provisions, some shareholders may be subject to a 31% withholding tax on ordinary income dividends, capital gain dividends and redemption payments ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with the Fund or who, to the Fund's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding tax.

         Ordinary income dividends paid to shareholders who are nonresident aliens or foreign entities will be subject to a 30% United States withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Nonresident shareholders are urged to consult their own tax advisers concerning the applicability of the United States withholding tax.

         A loss realized on a sale of shares of the Fund will be disallowed if other Fund shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

         The liquidating distribution you receive from the Fund at maturity will be treated as made in exchange for your shares, and any capital gain or loss will be long-term, provided the shares have been held for more than one year as a capital asset. If a liquidating distribution exceeds a shareholder's basis in Fund shares, the excess will be treated as gain from the sale of the shares. If a shareholder receives a liquidating distribution which is less than such basis, the shareholder will recognize a loss to that extent. Any gain or loss recognized by the shareholder will be capital if the shares have been held as a capital asset and will be long-term if the shares have been held for more than one year.

Tender Offers

         Under current law, a holder of common stock, who, pursuant to any tender offer, tenders all of its shares and who, after such tender offer, is not considered to own any shares under attribution rules contained in the Code will realize a taxable gain or loss depending upon such shareholder's basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are held as capital assets and will be long-term if the shares have been held for more than one year. Different tax consequences may apply to tendering and non-tendering holders of common stock in connection with a tender offer, and these consequences will be disclosed in the related offering documents. For example, if a tendering holder of common stock tenders less than all shares owned by or attributed to such shareholder, and if the distribution to such shareholder does not otherwise qualify as a sale or exchange, the proceeds received will be treated as a taxable dividend, or, if the Fund has insufficient earnings and profits, a return of capital or capital gains, depending on the shareholder's basis in the tendered shares. Also, there is a remote risk that non-tendering holders of common stock may be considered to have received a deemed distribution that may be a taxable dividend in whole or in part. Holders of common stock may wish to consult their tax advisers prior to tendering. Likewise, if holders of common stock whose shares are acquired by the Fund in the open market sell less than all shares owned by or attributed to them, a risk exists that these shareholders will be subject to taxable dividend treatment, and a remote risk exists that the remaining shareholder may be considered to have received a deemed distribution.

         The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The Code and the Treasury Regulations are subject to change by legislative, judicial, or administrative action either prospectively or retroactively.

         Ordinary income and capital gain dividends may also be subject to state and local taxes.

         The Fund does not currently expect to issue preferred stock, but does have the authority to do so. If preferred stock is issued, the Fund will be required to comply with tax rules regarding the allocation of capital gains between the preferred stock and the common stock.

         Shareholders are urged to consult their tax advisers regarding specific questions as to Federal, foreign, state or local taxes. Foreign investors should consider applicable foreign taxes in their evaluation of an investment in the Fund.

                                NET ASSET VALUE

         The net asset value per share of common stock is determined as of 15 minutes after the close of business on the New York Stock Exchange (generally, 4:00 p.m., Eastern time), on the last business day in each week. For purposes of determining the net asset value of a share of common stock, the value of the securities held by the Fund plus any cash or other assets (including interest accrued but not yet received) minus all liabilities (including accrued expenses) is divided by the total number of shares of common stock outstanding at such time. Expenses, including the fees payable to the Investment Adviser, are accrued daily.

         The Fund will determine and make available for publication the net asset value of its shares of common stock weekly. Currently, the net asset values of shares of publicly traded closed-end investment companies are published in Barrons, the Monday edition of The Wall Street Journal and the Monday and Saturday editions of The New York Times.

         Certain portfolio securities (other than short-term obligations but including listed issues, if any) may be valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, such other portfolio securities are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless this method no longer produces fair valuations. Repurchase agreements are valued at cost plus accrued interest. Positions in options are generally valued at the last sale price on the market where any such option is principally traded. Rights or warrants to acquire stock, or stock acquired pursuant to the exercise of a right or warrant, may be valued taking into account various factors such as original cost to the Fund, earnings and net worth of the issuer, market prices for securities of similar issuers, assessment of the issuer's future prosperity, liquidation value or third party transactions involving the issuer's securities. Instruments such as the Put Contracts for which there exist no price quotations or valuations and all other assets are valued at fair value as determined in good faith by or on behalf of the Board of Directors of the Fund.

                             REPURCHASE OF SHARES

         Because the Fund is newly organized, its shares have no history of public trading, and shares of closed-end investment companies frequently trade at a discount from their net asset value. The risk of loss typically may be greater for initial investors expecting to sell their shares in a relatively short period after completion of the public offering.

         Shares of the Fund are being sold to the public without a sales load or underwriting commission. In addition, the Board of Directors of the Fund may consider open market share repurchases from time to time to seek to reduce the market price discount, if any, from net asset value.

         Under certain circumstances, it is possible that periodic open market purchases of the Fund's shares may cause a deemed dividend distribution under the Code to the remaining shareholders of the Fund. Subject to the Fund's fundamental policy with respect to borrowings, the Fund may incur debt to finance share repurchases. See "Investment Objective and Policies" and "Investment Restrictions." Interest on any such borrowings will increase the Fund's expenses and reduce the Fund's net income. See the discussion of leverage under "Risk Factors and Special Considerations". There can be no assurance that share repurchases will cause the shares to trade at a price equal to their net asset value. Nevertheless, the possibility that a portion of the Fund's outstanding shares may be the subject of repurchases may reduce the discount between market price and net asset value that might otherwise exist.

         If the Fund must liquidate portfolio securities to repurchase shares, the Fund may be required to sell portfolio securities for other than investment purposes and may realize gains and losses.

                         DESCRIPTION OF CAPITAL STOCK

         The Fund is authorized to issue 200,000,000 shares of common stock, par value $.10 per share. The Fund's Articles of Incorporation permit the Board of Directors to increase the number of authorized shares of common stock without the vote of shareholders. The shares, when issued, will be fully paid and nonassessable. Shareholders are entitled to one vote for each share held for the election of Directors and other matters submitted to shareholders. There are no preemptive rights. The rights of the shares with respect to dividends and distributions are described under "Dividends and Distributions." Each share is entitled to participate equally in the net distributable assets of the Fund upon liquidation or termination.

         The Fund's Articles of Incorporation provide that the Fund will terminate on October 30, 2009, without shareholder approval. In connection with such termination, the Fund will liquidate all of its assets and distribute to shareholders the net proceeds after making appropriate provision for any liabilities of the Fund. Prior to such termination, however, the Board of Directors of the Fund will consider whether it is in the best interests of shareholders to terminate and liquidate the Fund without shareholder approval notwithstanding the Articles of Incorporation provision. In considering the matter, the Board of Directors will take into account, among other factors, the adverse effect which capital losses realized upon disposition of securities in connection with liquidation (if any such losses are anticipated) would have on the Fund and its shareholders. In the event that the Board of Directors determines that under the circumstances, termination and liquidation of the Fund on October 30, 2009 without a shareholder vote would not be in the best interests of shareholders, the Board of Directors will call a special meeting of shareholders to consider an appropriate amendment to the Fund's Articles of Incorporation. The Fund's Articles of Incorporation would require the affirmative vote of the holders of at least 66% of outstanding shares to approve such an amendment. The foregoing provisions of the Fund's Articles of Incorporation are governed by the laws of the State of Maryland and not the 1940 Act. If the Fund's Board of Directors calls a special meeting of shareholders to consider voting upon an amendment to the Fund's Articles of Incorporation to extend the life of the Fund beyond October 30, 2009, such shareholders will also be provided the opportunity to vote upon the Fund's fundamental investment policy.

         The Fund has no present intention of offering any additional shares. Other offerings of its shares, if made, will require approval by the Fund's Board of Directors. Any additional offering will be subject to the requirements of the 1940 Act that shares may not be issued at a price below the then current net asset value (exclusive of underwriting discounts and commissions) except in connection with an offering to existing shareholders or with the consent of a majority of the Fund's outstanding voting securities.

         Security holders will be entitled to request copies of all documents (including financial statements, as available) filed by the Fund with the SEC pursuant to Sections 13(a), 13(c), 14 or 15(d) of the Securities Exchange Act of 1934, as amended.

         The Fund will send unaudited reports at least semi-annually and audited annual financial statements to all its shareholders of record.

         The Investment Adviser provided the initial capital for the Fund by purchasing 10,000 shares of common stock at $10.000 per share of the Fund for $100,000. As of the date of this prospectus, the Investment Adviser owned 100% of the outstanding shares of common stock of the Fund. The Investment Adviser may be deemed to control the Fund until such time as it owns less than 25% of the outstanding shares of the Fund.

Certain Provisions of the Articles of Incorporation and By-Laws

         The Fund's Articles of Incorporation include provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to change the composition of its Board of Directors and could have the effect of depriving shareholders of an opportunity to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Fund. A Director elected by all holders of capital stock or by the holders of preferred stock may be removed from office with or without cause by vote of the holders of at least 66% of the shares of capital stock or preferred stock, as the case may be, of the Fund entitled to be voted on the matter.

         In addition, the Articles of Incorporation require the favorable vote of the holders of at least 66% of the Fund's shares of capital stock, then entitled to be voted, voting as a single class, to approve, adopt or authorize the following:

              o a merger or consolidation or statutory share exchange of the Fund with other corporations;

              o a sale of all or substantially all of the Fund's assets (other than in the regular course of the Fund's investment activities); or

              o a liquidation or dissolution of the Fund except pursuant to the Articles of Incorporation on October 30, 2009

unless such action has been approved, adopted or authorized by the affirmative vote of two-thirds of the total number of Directors fixed in accordance with the by-laws, in which case the affirmative vote of a majority of the Fund's shares of capital stock is required. Following any issuance of preferred stock by the Fund, it is anticipated that the approval, adoption or authorization of the foregoing would also require the favorable vote of a majority of the Fund's shares of preferred stock then entitled to be voted, voting as a separate class.

         In addition, conversion of the Fund to an open-end investment company would require an amendment to the Fund's Article of Incorporation. The amendment would have to be declared advisable by the Board of Directors prior to its submission to shareholders. Such an amendment would require the favorable vote of the holders of at least 66% of the Fund's outstanding shares (including any preferred stock) entitled to be voted on the matter, voting as a single class (or a majority of such shares if the amendment was previously approved, adopted or authorized by two-thirds of the total number of Directors fixed in accordance with the by-laws), and, assuming preferred stock is issued, the affirmative vote of a majority of outstanding shares of preferred stock of the Fund, voting as a separate class. Such a vote also would satisfy a separate requirement in the 1940 Act that the change be approved by the shareholders. Shareholders of an open-end investment company may require the company to redeem their shares of common stock at any time (except in certain circumstances as authorized by or under the 1940 Act) at their net asset value, less such redemption charge, if any, as might be in effect at the time of a redemption. All redemptions would usually be made in cash. If the Fund is converted to an open-end investment company, it could be required to liquidate portfolio securities to meet requests for redemption, and the shares would no longer be listed on a stock exchange. Conversion to an open-end investment company would also require changes in certain of the Fund's investment policies and restrictions.

          The Board of Directors has determined that the 66% voting requirements described above which are greater than the minimum requirements under Maryland law or the 1940 Act are in the best interests of shareholders generally. Reference should be made to the Articles of Incorporation on file with the SEC for the full text of these provisions.

         The Fund's By-Laws generally require that advance notice be given to the Fund in the event a shareholder desires to nominate a person for election to the Board of Directors or to transact any other business at an annual meeting of shareholders. With respect to an annual meeting, notice of any such nomination or business must be delivered to or received at the principal executive offices of the Fund not less than 60 calendar days prior to the anniversary date of the prior year's annual meeting.

         The notice provision is intended to afford shareholders a fair opportunity to present matters for consideration a shareholder meetings while assuring that shareholders and Directors will have a reasonable opportunity to consider the matters proposed and to allow for full information to be distributed to all shareholders about all sides of the particular issue. This provision could have the effect of limiting to some extent the ability of shareholders to take certain actions at a meeting of shareholders.

                                   CUSTODIAN

         The Fund's securities and cash are held under a custodial agreement with _________________ .

                                 UNDERWRITING

         Merrill Lynch, Pierce, Fenner and Smith Incorporated ("Merrill Lynch" or the "Underwriter") has agreed, subject to the terms and conditions of a Purchase Agreement with the Fund and the Investment Adviser, to purchase _____ shares of common stock from the Fund. The Underwriter is committed to purchase all of such shares if any are purchased.

         The Underwriter has advised the Fund that it proposes initially to offer the shares of common stock to the public at the public offering price set forth on the cover page of this prospectus. There is no sales charge or underwriting discount charged to investors on purchases of shares of common stock in the offering. The Investment Adviser or an affiliate has agreed to pay the Underwriter from its own assets a commission in connection with the sale of shares of common stock in the offering in the amount of $ per share. Such payment is equal to % of the initial public offering price per share. The Underwriter also has advised the Fund that from this amount the Underwriter may pay a concession to certain dealers not in excess of $ per share on sales by such dealers. After the initial public offering, the public offering price and other selling terms may be changed. Investors must pay for shares of common stock purchased in the offering on or before ___________________ , 1999.

         The Underwriter may engage in certain transactions that stabilize the price of the shares of common stock. Such transactions consist of bids or purchases for the purpose of pegging, fixing or maintaining the price of the shares of common stock.

         If the Underwriter creates a short position in the shares of common stock in connection with the offering, i.e., if it sells more shares of common stock than are set forth on the cover page of this prospectus, the Underwriter may reduce its short position by purchasing shares of common stock in the open market.

         The Underwriter may also impose a penalty bid on certain selling group members. This means that if the Underwriter purchases shares of common stock in the open market to reduce the Underwriter's short position or to stabilize the price of the shares of common stock, it may reclaim the amount of the selling concession from the selling group members who sold those shares of common stock as part of the offering.

         In general, purchases of a security for the purpose of stabilization or to reduce a short position could cause the price of the security to be higher than it might be in the absence of such purchases. The imposition of a penalty bid might also have an effect on the price of a security to the extent that it were to discourage resales of the security.

         Neither the Fund nor the Underwriter makes any representation or prediction as to the direction or magnitude of any effect that the transactions described above may have on the price of the shares of common stock. In addition, neither the Fund nor the Underwriter makes any representation that the Underwriter will engage in such transactions or that such transactions, once commenced, will not be discontinued without notice.

         Prior to this offering, there has been no public market for the shares of the common stock. The Fund plans to apply to list the Fund's shares of common stock on the _____________________________________ Stock Exchange.
In order to meet the requirements for listing, the Underwriter has undertaken to sell lots of ______________ or more shares to a minimum of ___________________ beneficial owners.

         The Fund anticipates that the Underwriter may from time to time act as broker in connection with the execution of its portfolio transactions.

         The Underwriter is an affiliate of the Investment Adviser of the Fund.

         The Fund and the Investment Adviser have agreed to indemnify the Underwriter against certain liabilities, including liabilities under the Securities Act.

                   TRANSFER AGENT, DIVIDEND DISBURSING AGENT
                                 AND REGISTRAR

         The transfer agent dividend disbursing agent and registrar for the shares of the Fund is__________.

                                LEGAL OPINIONS

         Certain legal matters in connection with the common stock offered hereby are passed on for the Fund and the Underwriter by Brown & Wood LLP, New York, New York.

                                    EXPERTS

         The statement of assets, liabilities and capital of the Fund included in this prospectus has been so included in reliance on the report of , independent auditors, and on their authority as experts in auditing and accounting. The selection of independent auditors is subject to ratification by shareholders of the Fund.

                            ADDITIONAL INFORMATION

         The Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and in accordance therewith is required to file reports, proxy statements and other information with the SEC. Any such reports, proxy statements and other information can be inspected and copied at the public reference facilities of the SEC at Room 1024, Judiciary Plaza, 450 Fifth Street, N.W., Washington, D.C. 20549, and at the following regional offices of the SEC: Regional Office, at Seven World Trade Center, Suite 1300, New York, New York 10048; Pacific Regional Office, at 5670 Wilshire Boulevard, 11th Floor, Los Angeles, California 90036; and Midwest Regional Office, at Northwestern Atrium Center, 500 West Madison Street, Suite 1400, Chicago, Illinois 60661-2511. Copies of such materials can be obtained from the public reference section of the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, at prescribed rates. The SEC maintains a Web site at http://www.sec.gov containing reports, proxy and information statements and other information regarding registrants, including the Fund, that file electronically with the SEC. Reports, proxy statements and other information concerning the Fund can also be inspected at the offices of the New York Stock Exchange, 20 Broad Street, New York, New York 10005.

         Additional information regarding the Fund is contained in the Registration Statement on Form N-2, including amendments, exhibits and schedules thereto, relating to such shares filed by the Fund with the SEC in Washington, D.C. This prospectus does not contain all of the information set forth in the Registration Statement, including any amendments, exhibits and schedules thereto. For further information with respect to the Fund and the shares offered hereby, reference is made to the Registration Statement. Statements contained in this prospectus as to the contents of any contract or other document referred to are not necessarily complete and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference. A copy of the Registration Statement may be inspected without charge at the SEC's principal office in Washington, D.C., and copies of all or any part thereof may be obtained from the SEC upon the payment of certain fees prescribed by the SEC.

Year 2000 Issues

         Many computer systems were designed using only two digits to designate years. These systems may not be able to distinguish the Year 2000 from the Year 1900 (commonly known as the "Year 2000 Problem"). The Fund could be adversely affected if the computer systems used by the Investment Adviser or other Fund service providers do not properly address this problem prior to January 1, 2000. The Investment Adviser expects to have addressed this problem before then, and does not anticipate that the services it provides will be adversely affected. The Fund's other service providers have told the Investment Adviser that they also expect to resolve the Year 2000 Problem, and the Investment Adviser will continue to monitor the situation as Year 2000 approaches. However, if the problem has not been fully addressed, the Fund could be negatively affected. The Year 2000 Problem could also have a negative impact on the issuers of securities in which the Fund invests, and this could hurt the Fund's investment returns.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholder,
The Market Participation Principal Protection Fund, Inc.:

         We have audited the accompanying statement of assets, liabilities and capital of The Market Participation Principal Protection Fund, Inc. as of , 1999. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

         We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

         In our opinion, such statement of assets, liabilities and capital presents fairly, in all material respects, the financial position of The Market Participation Principal Protection Fund, Inc. as of _______________ , 1999 in conformity with generally accepted accounting principles.

           THE MARKET PARTICIPATION PRINCIPAL PROTECTION FUND, INC.

                 Statement of Assets, Liabilities and Capital

                                    , 1999

ASSETS

  Cash..............................................................    $
  Offering costs (Note 1)...........................................
    Total Assets....................................................    ______

LIABILITIES
  Liabilities and accrued expenses (Note 1).........................    ______

NET ASSETS..........................................................    $
                                                                        ======
CAPITAL

  Common stock, par value $.10 per share;       shares authorized;      shares

   Issued and outstanding (Note 1)..................................    $

  Paid-in Capital in excess of par..................................
     Total Capital--Equivalent to $___ net asset value per share of
     common stock                                                       ______
      (Note 1).....................................................     $
                                                                        ======
Notes to Statement of Assets, Liabilities and Capital

Note 1.   Organization

         The Fund was incorporated under the laws of the State of Maryland on ________ __, 1999, as a closed-end, non-diversified management investment company and has had no operations other than the sale to Merrill Lynch Asset Management, L.P. (the "Investment Adviser") of an aggregate of _____ shares of common stock for $_______ on _______________ , 1999. The General Partner of the Investment Adviser is an indirectly wholly-owned subsidiary of Merrill Lynch & Co., Inc.

         The organization costs and costs of the offering have been paid by the Investment Adviser or an affiliate.

Note 2.   Management Arrangements

         The Fund has engaged the Investment Adviser to provide investment advisory and management services to the Fund. The Investment Adviser will receive an annual fee in arrears at the annual rate of ____% of the Fund's average weekly net assets.

Note 3.   Federal Income Taxes

         The Fund intends to qualify as a "regulated investment company" and as such (and by complying with the applicable provisions of the Internal Revenue Code of 1986, as amended) will not be subject to Federal income tax on a taxable income (including realized capital gains) that is distributed to shareholders.

===============================================================================

         Through and including ____________ __, 1999 (the 90th day after the date of this prospectus), all dealers effecting transactions in these securities, whether or not participating in this offering, may be required to deliver a prospectus. This is in addition to the dealers' obligation to deliver a prospectus when acting as underwriters and with respect to their unsold allotments or subscriptions.

                                    Shares

           The Market Participation Principal Protection Fund, Inc.

                                 Common Stock

                              -------------------

                                  PROSPECTUS

                              -------------------





                              Merrill Lynch & Co.

                              __________ __, 1999

                                                                         CODE-

===============================================================================



                           PART C. OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

      (1)      Financial Statements:

          Independent Auditors' Report
          Statement of Assets, Liabilities and Capital as of        , 1999



Exhibits:

Exhibit
Number       Description
------       -----------
(a)     --   Articles of Incorporation.
(b)     --   By-Laws. *
(c)     --   Not applicable.
(d)  (1)--   Portions of the  Articles of  Incorporation  and  By-Laws of the
              Fund  defining  the rights of holders of shares of the Fund.(a)
     (2)-- Form of specimen certificate for the shares of common stock of the Fund.*
(e)     --   Not applicable.
(f)     --   Not applicable.
(g)     --   Form of Investment  Advisory  Agreement  between the Fund and
              Merrill Lynch Asset  Management, L.P.*
(h)  (1)--   Form of  Purchase  Agreement  between  the  Fund and  Merrill
               Lynch, Pierce, Fenner & Smith
             Incorporated. *
     (2)--   Form of Merrill Lynch Standard Dealer Agreement.*
(i)     --   Not applicable.
(j)     --   Form of Custody Agreement between the Fund and                  .*
(k)     --   Form of Registrar, Transfer Agency and Service Agreement between
               the Fund and           .*
(l)     --   Opinion and Consent of Brown & Wood LLP.*
(m)     --   Not applicable.
(n)     --   Consent of                               , independent auditors
               for the Fund.*
(o)     --   Not applicable.
(p)     --   Certificate of Merrill Lynch Asset Management, L.P.*
(q)     --   Not applicable.
(r)     --   Not applicable.
-----------
(a)      Reference is made to Article V, Article VI (sections 2, 3, 4, 5 and
         6), Article VII, Article VIII, Article X, Article XI, Article XII and
         Article XIII of the Registrant's Articles of Incorporation, filed as Exhibit (a) to this Registration Statement; and to Article II,
         Article III (sections 1, 2, 3, 5 and 17), Article VI, Article VII,
         Article XII, Article XIII and Article XIV of the Registrant's
         By-Laws, filed as Exhibit (b) to this Registration Statement.

* To be provided by amendment.


Item 25. Marketing Arrangements.

         See Exhibits (h)(1) and (h)(2).

Item 26.   Other Expenses of Issuance and Distribution.

         The expenses to be incurred in connection with the offering described in this Registration Statement will be paid by Merrill Lynch Asset Management, L.P. (the "Investment Adviser" or "MLAM"), or an affiliate.

Item 27.   Persons Controlled by or Under Common Control with Registrant.

         The information in the prospectus under the captions "Investment Advisory and Management Arrangements" and "Description of Capital
Stock--Common Stock" and in Note 1 to the Statement of Assets, Liabilities and Capital is incorporated herein by reference.

Item 28. Number of Holders of Securities.

         There will be one record holder of the Common Stock, par value $0.10 per share, as of the effective date of this Registration Statement.

Item 29. Indemnification.

         Section 2-418 of the General Corporation Law of the State of Maryland, Article VI of the Registrant's Articles of Incorporation, filed as Exhibit (a) to this Registration Statement, Article VI of the Registrant's By-Laws, filed as Exhibit (b) to this Registration Statement, and the Investment Advisory Agreement, a form of which will be filed as Exhibit (g)(1) to this Registration Statement, provide for indemnification.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act") may be provided to directors, officers and controlling persons of the Fund, pursuant to the foregoing provisions or otherwise, the Fund has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a director, officer or controlling person of the Fund in connection with any successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         Reference is made to Section Six of the Purchase Agreement, a form of which is filed as Exhibit (h)(1) hereto, for provisions relating to the indemnification of the underwriter.

Item 30. Business and Other Connections of Investment Adviser.

         The Investment Adviser acts as the investment adviser for the following open-end registered investment companies: Merrill Lynch Adjustable Rate Securities Fund, Inc., Merrill Lynch Americas Income Fund, Inc., Merrill Lynch Asset Builder Program, Inc., Merrill Lynch Asset Growth Fund, Inc., Merrill Lynch Asset Income Fund, Inc., Merrill Lynch Capital Fund, Inc., Merrill Lynch Convertible Fund, Inc., Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch EuroFund, Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global Holdings, Inc., Merrill Lynch Global Resources Trust, Inc., Merrill Lynch Global Small Cap Fund, Inc., Merrill Lynch Global Technology Fund, Inc., Merrill Lynch Global Utility Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Growth Fund, Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Intermediate Government Bond Fund, Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Middle East/Africa Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Ready Assets Trust, Merrill Lynch Real Estate Fund, Inc., Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Strategic Dividend Fund, Merrill Lynch Technology Fund, Inc., Merrill Lynch U.S.A. Government Reserves, Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch Utility Income Fund, Inc., Merrill Lynch Variable Series Fund, Inc. and Hotchkis and Wiley Funds (advised by Hotchkis and Wiley, a division of MLAM); and for the following closed-end registered investment companies: Merrill Lynch High Income Municipal Bond Fund, Inc., Merrill Lynch Senior Floating Rate Fund, Inc. and Merrill Lynch Senior Floating Rate Fund II, Inc. MLAM also acts as sub-adviser to Merrill Lynch World Strategy Portfolio and Merrill Lynch Basic Value Equity Portfolio, two investment portfolios of EQ Advisory Trust.

         Fund Asset Management, L.P. ("FAM"), an affiliate of the Investment Adviser, acts as the Investment Adviser for the following open-end registered investment companies: CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc., Financial Institutions Series Trust, Merrill Lynch Basic Value Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Corporate Bond Fund, Inc., Merrill Lynch Corporate High Yield Fund, Inc., Merrill Lynch Emerging Tigers Fund, Inc., Merrill Lynch Federal Securities Trust, Merrill Lynch Funds for Institutions Series, Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Phoenix Fund, Inc., Merrill Lynch Special Value Fund, Inc., Merrill Lynch World Income Fund, Inc. and The Municipal Fund Accumulation Program, Inc.; and for the following closed-end registered investment companies: Apex Municipal Fund Inc., Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Corporate High Yield Fund III, Inc., Debt Strategies Fund, Inc., Debt Strategies Fund II, Inc., Debt Strategies Fund III, Inc., Income Opportunities Fund 1999, Inc., Income Opportunities Fund 2000, Inc., Merrill Lynch Municipal Strategy Fund, Inc., MuniAssets Fund, Inc., MuniEnhanced Fund, Inc., MuniInsured Fund, Inc., MuniHoldings California Insured Fund, Inc., MuniHoldings California Insured Fund II, Inc., MuniHoldings California Insured Fund III, Inc., MuniHoldings Florida Insured Fund, MuniHoldings Florida Insured Fund II, MuniHoldings Florida Insured Fund III, MuniHoldings Fund, Inc., MuniHoldings Fund II, Inc., MuniHoldings Insured Fund, Inc., MuniHoldings New Jersey Insured Fund, Inc., MuniHoldings New Jersey Insured Fund II, Inc., MuniHoldings New York Fund, Inc., MuniHoldings New York Insured Fund, Inc., MuniHoldings New York Insured Fund II, Inc., MuniVest Florida Fund, MuniVest Fund, Inc., MuniVest Fund II, Inc. (the "Investment Adviser" or "MLAM") MuniVest Michigan Insured Fund, Inc., MuniVest New Jersey Fund, Inc., MuniVest Pennsylvania Insured Fund, MuniYield Arizona Fund, Inc., MuniYield California Fund, Inc., MuniYield California Insured Fund, Inc., MuniYield California Insured Fund II, Inc., MuniYield Florida Fund, MuniYield Florida Insured Fund, MuniYield Fund, Inc., MuniYield Insured Fund, Inc., MuniYield Michigan Fund, Inc., MuniYield Michigan Insured Fund, Inc., MuniYield New Jersey Fund, Inc., MuniYield New Jersey Insured Fund, Inc., MuniYield New York Insured Fund, Inc., MuniYield New York Insured Fund II, Inc., MuniYield Pennsylvania Fund, MuniYield Quality Fund, Inc., MuniYield Quality Fund II, Inc., Senior High Income Portfolio, Inc. and Worldwide DollarVest Fund, Inc.

          The address of each of these registered investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011 except that the address of Merrill Lynch Funds for Institutions Series and Merrill Lynch Intermediate Government Bond Fund is One Financial Center, 23rd Floor, Boston, Massachusetts 02110-2665. The address of the Investment Adviser, FAM, Princeton Services, Inc. ("Princeton Services") and Princeton Administrators, L.P. is also P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of Princeton Funds Distributor, Inc. ("PFD") and of Merrill Lynch Funds Distributor ("MLFD") is P.O. Box 9081, Princeton, New Jersey 08543-9081. The address of Merrill Lynch and Merrill Lynch & Co., Inc. ("ML& Co.") is North Tower, World Financial Center, 250 Vesey Street, New York, New York 10281-1201. The address of Merrill Lynch Financial Data Services, Inc. ("MLFDS") is 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

         Set forth below is a list of each executive officer and partner of the Investment Adviser indicating each business, profession, vocation or employment of a substantial nature in which each such person or entity, has been engaged since August 31, 1996 for his, her or its own account or in the capacity of director, officer, employee, partner or trustee. In addition, Mr. Glenn is President or Executive Vice President and Mr. Burke is either Vice President or Vice President and Treasurer of all or substantially all of the investment companies listed in the first two paragraphs of this Item 30. Messrs. Glenn and Burke also hold the same position with all or substantially all of the investment companies advised by FAM as they do with those advised by the Investment Adviser. Messrs. Giordano, Harvey, Kirstein and Monagle are officers or directors/trustees of one or more of such companies.

                       Position(s)  with       Other Substantial Business,
Name                   Investment Adviser      Profession, Vocation or
                                               Employment

ML & Co................Limited Partner         Financial Services Holding
                                               Company; Limited Partner of FAM

Princeton Services.....General Partner         General Partner of FAM

Jeffrey M. Peek........President               President  of  FAM  since  1997;
                                               President and Director of
                                               Princeton Services; Executive
                                               Vice President of ML & Co.;
                                               Managing  Director and Co-Head
                                               of the  Investment  Banking
                                               Division of Merrill Lynch (in
                                               1997); Senior Vice President
                                               and Director of the Global
                                               Securities in Economics Division
                                               of Merrill Lynch (from 1995 to
                                               1997).

Terry K. Glenn.........Executive Vice          Executive Vice President of FAM;
                       President               Executive Vice President and
                                               Director of  Princeton Services;
                                               President and Director of  PFD;
                                               Director of FDS; President of
                                               Princeton Administrators.

Donald C. Burke........Senior Vice             Senior  Vice  President  and
                       President,              Treasurer  of FAM;  Senior  Vice
                       Treasurer and           President and Treasurer of
                       Director of             Princeton Services;  Vice
                       Taxation                President of PFD; First Vice
                                               President of MLAM from 1997 to
                                               1999;  Vice President of MLAM
                                               from 1990 to 1997

Michael G. Clark.......Senior Vice President   Senior Vice President
                                               of FAM; Senior Vice President of
                                               Princeton Service; Treasurer and
                                               Director of PFD; First Vice
                                               President of MLAM from 1997 to
                                               1999; Vice President of MLAM
                                               from 1996 to 1997.

Linda L. Federici......Senior Vice President   Senior  Vice  President  of  FAM;
                                               Senior  Vice  President  of
                                               Princeton Services

Vincent R. Giordano....Senior Vice President   Senior  Vice  President  of  FAM;
                                               Senior  Vice  President  of
                                               Princeton Services

Michael J. Hennewinkel.Senior Vice President,  Senior Vice President, Secretary
                       Secretary and General   and General Counsel of FAM;
                       Counsel                 Senior Vice President of
                                               Princeton Services

Philip L. Kirstein.....Senior Vice President   Senior  Vice  President  of  FAM;
                                               Senior  Vice   President,
                                               Secretary, General Counsel and
                                               Director of Princeton Services

Ronald M. Kloss........Senior Vice President   Senior  Vice  President  of  FAM;
                                               Senior  Vice  President  of
                                               Princeton Services

Debra W. Landsman-Yaros.Senior Vice President  Senior  Vice  President  of  FAM;
                                               Senior  Vice  President  of
                                               Princeton Services; Vice
                                               President of PFD

Stephen M. M. Miller...Senior Vice President   Executive Vice President of
                                               Princeton  Administrators;
                                               Senior Vice President of
                                               Princeton Services

Joseph T. Monagle, Jr. Senior Vice President   Senior  Vice  President  of FAM;
                                               Senior  Vice  President of
                                               Princeton Services

Brian A. Murdock.......Senior Vice President   Senior  Vice  President  of  FAM;
                                               Senior  Vice  President  of
                                               Princeton Services;

Gregory D. Upah........Senior Vice President   Senior  Vice  President of FAM;
                                               Senior  Vice  President  of
                                               Princeton Services



         Merrill Lynch Asset Management U.K. Limited ("MLAM U.K.") acts as sub-adviser for the following registered investment companies: The Corporate Fund Accumulation Program, Inc., Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Corporate High Yield Fund III, Inc., Debt Strategies Fund, Inc., Debt Strategies Fund II, Inc., Debt Strategies Fund III, Inc., Income Opportunities Fund 1999, Inc., Income Opportunities Fund 2000, Inc., Merrill Lynch Americas Income Fund, Inc., Merrill Lynch Asset Builder Program, Inc., Merrill Lynch Asset Growth Fund, Inc., Merrill Lynch Asset Income Fund, Inc., Merrill Lynch Basic Value Fund, Inc., Merrill Lynch Capital Fund, Inc., Merrill Lynch Consults International Portfolio, Merrill Lynch Convertible Fund, Inc., Merrill Lynch Corporate Bond Fund, Inc., Merrill Lynch Corporate High Yield Fund, Inc., Merrill Lynch Developing Capital Markets, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch Emerging Tigers Fund, Inc., Merrill Lynch EuroFund, Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global Holdings, Inc., Merrill Lynch Global Resources Trust, Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Technology Fund, Inc., Merrill Lynch Global Utility Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Growth Fund, Merrill Lynch Healthcare Fund, Inc., Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Middle East/Africa Fund, Inc., Merrill Lynch Pacific Fund, Inc., Merrill Lynch Phoenix Fund, Inc., Merrill Lynch Real Estate Fund, Inc., Merrill Lynch Series Fund, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Special Value Fund, Inc., Merrill Lynch Strategic Dividend Fund, Merrill Lynch Technology Fund, Inc., Merrill Lynch Utility Income Fund, Inc., Merrill Lynch Variable Series Funds, Inc., Merrill Lynch World Income Fund, Inc., The Municipal Fund Accumulation Program, Inc. and Worldwide DollarVest Fund, Inc. The address of each of these registered investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of MLAM U.K. is Milton Gate, 1 Moor Lane, London EC2Y 9HA, England.

         Set forth below is a list of each executive officer and director of MLAM U.K. indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged since January 1, 1996, for his or her own account or in the capacity of director, officer, partner or trustee. In addition, Messrs. Glenn, Albert and Burke are officers of one or more of the registered investment companies listed in the preceding paragraphs.

                                                        Other Substantial Business,
Name                     Position with MLAM U.K.        Profession, Vocation or Employment

Terry K. Glenn...........Director and Chairman          Executive  Vice  President of MLAM and FAM;  Executive Vice
                                                        President  and  Director of Princeton  Services;  President
                                                        and Director of PFD; President of Princeton Administrators

Alan J. Albert...........Senior Managing Director       Vice President of MLAM

Nicholas C.D. Hall.......Director                       Director of Merrill Lynch Europe PLC.; General
                                                        Counsel of Merrill Lynch International Private
                                                        Banking Group

Donald C. Burke..........Treasurer                      Senior  Vice  President  and  Treasurer  of MLAM  and  FAM;
                                                        Director  of Taxation of MLAM;  Senior Vice  President  and
                                                        Treasurer of  Princeton  Services;  Vice  President of PFD;
                                                        First  Vice  President  of MLAM  from  1997 to  1999;  Vice
                                                        President of MLAM from 1990 to 1997

Carol Ann Langham........Company Secretary              None

Debra Anne Searle........Assistant Company Secretary    None


Item 31.   Location of Account and Records.

         All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of the registrant (800 Scudders Mill Road, Plainsboro, New Jersey 08536), its Investment Adviser (800 Scudders Mill Road, Plainsboro, New Jersey 08536), and its custodian and transfer agent.

Item 32.   Management Services.

         Not applicable.

Item 33.   Undertakings.

                  (a) Registrant undertakes to suspend the offering of the shares of common stock covered hereby until it amends its prospectus contained herein if (1) subsequent to the effective date of this Registration Statement, its net asset value per share of common stock declines more than 10 percent from its net asset value per share of common stock as of the effective date of this Registration Statement, or (2) its net asset value per share of common stock increases to an amount greater than its net proceeds as stated in the prospectus contained herein.

                  (b) Registrant undertakes that:

                           (1) For purposes of determining any liability under
                  the 1933 Act, the information omitted from the form of prospectus filed as part of this Registration Statement in reliance upon Rule 430A and contained in the form of prospectus filed by the registrant pursuant to Rule 497(h) under the 1933 Act shall be deemed to be part of this Registration Statement as of the time it was declared effective.

                           (2) For the purpose of determining any liability
                  under the 1933 Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

                                  SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 16th day of July, 1999.

                                  THE MARKET PARTICIPATION PRINCIPAL PROTECTION
                                     FUND, INC.
                                                   (Registrant)



                                   By: /s/    MICHAEL J. HENNEWINKEL
                                           (Michael J. Hennewinkel, President)

         Each person whose signature appears below hereby authorizes Ira P. Shapiro, Jerry Weiss or Michael J. Hennewinkel or any of them, as attorney-in-fact, to sign on his behalf, individually and in each capacity stated below, any amendment to this Registration Statement (including post-effective amendments) and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



                     Signature                                       Title                           Date
                     ---------                                       -----                           ----
                                                  President (Principal Executive             July 16, 1999
            /s/ MICHAEL J. HENNEWINKEL            Officer) and Director
           ---------------------------
             (Michael J. Hennewinkel)

                /s/ IRA P. SHAPIRO                   Treasurer (Principal Financial             July 16, 1999
           ---------------------------                and Accounting Officer) and
                 (Ira P. Shapiro)                     Director


                                                      Director
           ---------------------------
                  (Jerry Weiss)


                                 EXHIBIT INDEX

         Exhibit                     Description
         -------                     -----------


         (a)  Articles of Incorporation






                                                             Exhibit (a)




                           ARTICLES OF INCORPORATION

                                      OF

           THE MARKET PARTICIPATION PRINCIPAL PROTECTION FUND, INC.

         THE UNDERSIGNED, BARTHOLOMEW A. SHEEHAN, III, whose post-office address is c/o Brown & Wood LLP, One World Trade Center, 56th Floor, New York, New York 10048-0557, being at least eighteen (18) years of age, does hereby act as incorporator, under and by virtue of the General Laws of the State of Maryland authorizing the formation of corporations and with the intention of forming a corporation.

                                  ARTICLE I

                                     NAME

          The name of the corporation is THE MARKET PARTICIPATION PRINCIPAL PROTECTION FUND, INC. (the "Corporation").

                                  ARTICLE II

                              PURPOSES AND POWERS

         The purpose or purposes for which the Corporation is formed is to act as a closed-end, management investment company under the federal Investment Company Act of 1940, as amended, and in effect from time to time (the "Investment Company Act"), and to exercise and enjoy all of the powers, rights and privileges granted to, or conferred upon, corporations by the General Laws of the State of Maryland now or hereafter in force.

                                 ARTICLE III

                      PRINCIPAL OFFICE AND RESIDENT AGENT

         The post-office address of the principal office of the Corporation in the State of Maryland is c/o The Corporation Trust Incorporated, 300 Lombard Street, Baltimore, Maryland 21202. The name of the resident agent of the Corporation in this State is The Corporation Trust Incorporated, a corporation of this State, and the post-office address of the resident agent is The Corporation Trust Incorporated, 300 Lombard Street, Baltimore, Maryland 21202.

                                  ARTICLE IV

                                 CAPITAL STOCK

          (1) The total number of shares of capital stock which the Corporation shall have authority to issue is 200,000,000 shares, all initially classified as one class called Common Stock, of the par value of Ten Cents ($0.10) per share, and of the aggregate par value of Twenty Million Dollars ($20,000,000).

          (2) The Board of Directors may amend the Charter of the Corporation, without stockholder approval, to increase or decrease the aggregate number of authorized shares of capital stock or to increase or decrease the number of shares of stock of any class that the Corporation has the authority to issue.

          (3) The Board of Directors may classify and reclassify any unissued shares of capital stock into one or more additional or other classes or series as may be established from time to time by setting or changing in any one or more respects the designations, preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications or terms or conditions of redemption of such shares of stock and pursuant to such classification or reclassification to increase or decrease the number of authorized shares of any existing class or series provided, however, that the total amount of shares of all classes or series shall not exceed the total number of shares of capital stock authorized in the Charter.

          (4) Unless otherwise expressly provided in the Charter of the Corporation, including any Articles Supplementary creating any class or series of capital stock, the holders of each class or series of capital stock shall be entitled to dividends and distributions in such amounts and at such times as may be determined by the Board of Directors, and the dividends and distributions paid with respect to the various classes or series of capital stock may vary among such classes and series.

          (5) Unless otherwise expressly provided in the Charter of the Corporation, including any Articles Supplementary creating any class or series of capital stock, on each matter submitted to a vote of stockholders, each holder of a share of capital stock of the Corporation shall be entitled to one vote for each share standing in such holder's name on the books of the Corporation, irrespective of the class or series thereof, and all shares of all classes and series shall vote together as a single class; provided, however, that as to any matter with respect to which a separate vote of any class or series is required by the Investment Company Act, or any rules, regulations or orders issued thereunder, or by the Maryland General Corporation Law, such requirement as to a separate vote by that class or series shall apply in lieu of a general vote of all classes and series as described above.

          (6) Notwithstanding any provision of the Maryland General Corporation Law requiring a greater proportion than a majority of the votes of all classes or series of capital stock of the Corporation (or of any class or series entitled to vote thereon as a separate class or series) to take or authorize any action, the Corporation is hereby authorized (subject to the requirements of the Investment Company Act, and any rules, regulations and orders issued thereunder) to take such action upon the concurrence of a majority of the votes entitled to be cast by holders of capital stock of the Corporation (or a majority of the votes entitled to be cast by holders of a class or series as a separate class or series) unless a greater proportion is specified in the Charter.

          (7) Unless otherwise expressly provided in the Charter of the Corporation, including any Articles Supplementary creating any class or series of capital stock, in the event of any liquidation, dissolution or winding up of the Corporation, whether voluntary or involuntary, the holders of each class or series of capital stock of the Corporation shall be entitled, after payment or provision for payment of the debts and other liabilities of the Corporation, to share ratably in the remaining net assets of the Corporation.

          (8) Any fractional shares shall carry proportionately all of the rights of a whole share, excepting any right to receive a certificate evidencing such fractional share, but including, without limitation, the right to vote and the right to receive dividends.

          (9) The presence in person or by proxy of the holders of shares entitled to cast one-third of the votes entitled to be cast shall constitute a quorum at any meeting of stockholders, except with respect to any matter which requires approval by a separate vote of one or more classes or series of stock, in which case the presence in person or by proxy of the holders of shares entitled to cast one-third of the votes entitled to be cast by each class or series entitled to vote as a separate class shall constitute a quorum.

          (10) All persons who shall acquire stock in the Corporation shall acquire the same subject to the provisions of the Charter and the By-Laws of the Corporation. As used in the Charter of the Corporation, the terms "Charter" and "Articles of Incorporation" shall mean and include the Articles of Incorporation of the Corporation as amended, supplemented and restated from time to time by Articles of Amendment, Articles Supplementary, Articles of Restatement or otherwise.

                                  ARTICLE V

                     PROVISIONS FOR DEFINING, LIMITING AND
                         REGULATING CERTAIN POWERS OF
                            THE CORPORATION AND OF
                        THE DIRECTORS AND STOCKHOLDERS

          (1) The initial number of directors of the Corporation shall be three (3), which number may be increased or decreased pursuant to the By-Laws of the Corporation but shall never be less than the minimum number permitted by the General Laws of the State of Maryland. The names of the directors who shall act until the first annual meeting or until their successors are duly elected and qualify are:

                                Ira P. Shapiro
                                  Jerry Weiss
                            Michael J. Hennewinkel

          (2) The Board of Directors of the Corporation is hereby empowered to authorize the issuance from time to time of shares of capital stock of any class or series, whether now or hereafter authorized, for such consideration as the Board of Directors may deem advisable, without any action by the stockholders, subject to such limitations as may be set forth in these Articles of Incorporation or in the By-Laws of the Corporation or in the Maryland General Corporation Law.

          (3) Each director and each officer of the Corporation shall be indemnified and advanced expenses by the Corporation to the full extent permitted by the General Laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, subject to the requirements of the Investment Company Act. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. No amendment of these Articles of Incorporation or repeal of any provision hereof shall limit or eliminate the benefits provided to directors and officers under this provision in connection with any act or omission that occurred prior to such amendment or repeal.

          (4) To the fullest extent permitted by the General Laws of the State of Maryland, or decisional law, as amended or interpreted, subject to the requirements of the Investment Company Act, no director or officer of the Corporation shall be personally liable to the Corporation or its security holders for money damages. No amendment of these Articles of Incorporation or repeal of any provision hereof shall limit or eliminate the benefits provided to directors and officers under this provision in connection with any act or omission that occurred prior to such amendment or repeal.

          (5) The Board of Directors of the Corporation is vested with the sole power, to the exclusion of the stockholders, to make, alter or repeal from time to time any of the By-Laws of the Corporation except any particular By-Law which is specified as not subject to alteration or repeal by the Board of Directors, subject to the requirements of the Investment Company Act.

          (6) A director elected by the holders of capital stock may be removed (with or without cause), but only by action taken by the holders of at least sixty-six and two-thirds percent (66 2/3%) of the shares of capital stock then entitled to vote in an election to fill that directorship.

          (7) The enumeration and definition of the particular powers of the Board of Directors included in the Charter shall in no way be limited or restricted by reference to or inference from the terms of any other clause of this or any other Article of the Charter of the Corporation, or construed as or deemed by inference or otherwise in any manner to exclude or limit any powers conferred upon the Board of Directors under the General Laws of the State of Maryland now or hereinafter in force.

                                  ARTICLE VI

                          DENIAL OF PREEMPTIVE RIGHTS

         No stockholder of the Corporation shall by reason of his holding shares of capital stock have any preemptive or preferential right to purchase or subscribe to any shares of capital stock of the Corporation, now or hereafter to be authorized, or any notes, debentures or bonds or any other securities convertible into shares of capital stock, now or hereafter to be authorized, whether or not the issuance of any such shares, or notes, debentures, bonds or other securities would adversely affect the dividend or voting rights of such stockholder; except that the Board of Directors, in its sole discretion, may issue shares of any class of stock of the Corporation, or any notes, debentures, bonds, other securities convertible into shares of any class, either in whole or in part, to the existing stockholders or holders of any class, series, or type of stock or other securities at the time outstanding to the exclusion of any or all of the holders of any or all of the classes, series or types of stock or other securities at the time outstanding.

                                 ARTICLE VII

                             DETERMINATION BINDING

         Any determination made in good faith and consistent with applicable law, so far as accounting matters are involved, in accordance with accepted accounting practice by or pursuant to the direction of the Board of Directors, as to the amount of assets, obligations or liabilities of the Corporation, as to the amount of net income of the Corporation from dividends and interest for any period or amounts at any time legally available for the payment of dividends, as to the amount of any reserves or as to the use, alteration or cancellation of any reserves or charges set up and the propriety thereof, as to the time of or purpose for creating reserves or as to the use, alteration or cancellation of any reserves or charges (whether or not any obligation or liability for which such reserves or as to the use, alteration or cancellation of any reserves or charges shall have been created, shall have been paid or discharged or shall be then or thereafter required to be paid or discharged), as to the price of any security owned by the Corporation or as to any other matters relating to the issuance, sale, redemption or other acquisition or disposition of securities or shares of capital stock of the Corporation, and any reasonable determination made in good faith by the Board of Directors as to whether any transaction constitutes a purchase of securities on "margin," a sale of securities "short," or an underwriting or the sale of, or a participation in any underwriting or selling group in connection with the public distribution of, any securities, shall be final and conclusive, and shall be binding upon the Corporation and all holders of its capital stock, past, present and future, and shares of the capital stock of the Corporation are issued and sold on the condition and understanding, evidenced by the purchase of shares of capital stock or acceptance of share certificates, that any and all such determinations shall be binding as aforesaid. No provision in this Charter shall be effective to (a) require a waiver of compliance with any provision of the Securities Act of 1933, as amended, or the Investment Company Act, or of any valid rule, regulation or order of the Securities and Exchange Commission thereunder or (b) protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                                 ARTICLE VIII

                           LIMITED TERM OF EXISTENCE

         The Corporation shall have a limited period of existence and shall cease to exist at the close of business on October 30, 2009, except that the Corporation shall continue to exist for the purpose of paying, satisfying, and discharging any existing debts or obligations, collecting and distributing its assets, and doing all other acts required to liquidate and wind up its business and affairs. After the close of business on October 30, 2009, if the Corporation has not liquidated and wound up its business and affairs, the directors shall become trustees of the Corporation's assets for purposes of liquidation with the full powers granted to directors of a corporation which has voluntarily dissolved under Subtitle 4 of Title 3 of the Maryland General Corporation Law or any successor statute as are necessary to liquidate the Corporation and wind up its affairs, but in no event with lesser powers than the powers granted by such subtitle under the Maryland General Corporation Law as of the date of incorporation of the Corporation.

         The Board of Directors may, to the extent it deems it appropriate, adopt a plan of termination at any time during the twelve months immediately preceding October 30, 2009, which plan of termination may set forth the terms and conditions for implementing the termination of the Corporation's existence under this Article VIII. Stockholders of the Corporation shall not be entitled to vote on the adoption of any such plan or the termination of the Corporation's existence under this Article VIII.

                                  ARTICLE IX

                       PRIVATE PROPERTY OF STOCKHOLDERS

         The private property of stockholders shall not be subject to the payment of corporate debts to any extent whatsoever.

                                  ARTICLE X

                        CONVERSION TO OPEN-END COMPANY

         Notwithstanding any other provisions of these Articles of Incorporation or the By-Laws of the Corporation, a favorable vote of the holders of at least sixty-six and two-thirds percent (66 2/3%) of the outstanding shares of capital stock of the Corporation entitled to be voted on the matter shall be required to approve, adopt or authorize an amendment to these Articles of Incorporation of the Corporation that makes the Common Stock a "redeemable security" (as that term is defined in section 2(a)(32) the Investment Company Act) unless such action has previously been approved, adopted or authorized by the affirmative vote of at least two-thirds of the total number of directors fixed in accordance with the By-Laws of the Corporation, in which case the affirmative vote of the holders of a majority of the outstanding shares of capital stock of the Corporation entitled to vote thereon shall be required.

                                  ARTICLE XI

                      MERGER, SALE OF ASSETS, LIQUIDATION

         Notwithstanding any other provisions of these Articles of Incorporation or the By-Laws of the Corporation, a favorable vote of the holders of at least sixty-six and two-thirds percent (66 2/3%) of the outstanding shares of capital stock of the Corporation entitled to be voted on the matter shall be required to approve, adopt or authorize (i) a merger or consolidation or statutory share exchange of the Corporation with any other corporation, (ii) a sale of all or substantially all of the assets of the Corporation (other than in the regular course of its investment activities), or (iii) a liquidation or dissolution of the Corporation before the end of its limited term of existence as provided in Article VIII of these Articles of Incorporation, unless such action has previously been approved, adopted or authorized by the affirmative vote of at least two-thirds of the total number of directors fixed in accordance with the By-Laws of the Corporation, in which case the affirmative vote of the holders of a majority of the outstanding shares of capital stock of the Corporation entitled to vote thereon shall be required.

                                 ARTICLE XII

                                   AMENDMENT

         The Corporation reserves the right to amend, alter, change or repeal any provision contained in its Charter, in any manner now or hereafter prescribed by Statute, including any amendment which alters the contract rights, as expressly set forth in the Charter, of any outstanding stock and substantially adversely affects the stockholders' rights, and all rights conferred upon stockholders herein are granted subject to this reservation. Notwithstanding any other provisions of these Articles of Incorporation or the By-Laws of the Corporation (and notwithstanding the fact that a lesser percentage may be specified by law, these Articles of Incorporation or the By-Laws of the Corporation), the amendment or repeal of Section (6) of Article IV, Section (1), Section (3), Section (4), Section (5) and Section (6) of
Article V, Article VIII, Article IX, Article X, Article XI, or this Article XII, of these Articles of Incorporation shall require the affirmative vote of the holders of at least sixty-six and two-thirds percent (66 2/3%) of the outstanding shares of capital stock of the Corporation entitled to be voted on the matter.

         IN WITNESS WHEREOF, the undersigned incorporator of The Market Participation Principal Protection Fund, Inc. hereby executes the foregoing Articles of Incorporation and acknowledges the same to be his act.

Dated the 14th day
of July 1999

                                             /s/ Bartholomew A. Sheehan, III
                                                 Bartholomew A. Sheehan, III